UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%
Argentina — 0.0%
Ternium SA ADR	27,562	$871

Australia — 2.2%
a2 Milk Co Ltd *	219,154	1,262
AGL Energy Ltd	114,498	2,178
Alumina Ltd	358,427	681
Aristocrat Leisure Ltd	764,014	14,169
ASX Ltd	24,116	1,035
Bank of Queensland Ltd	63,761	634
BlueScope Steel Ltd	328,744	3,943
Brambles Ltd	268,377	2,114
Challenger Ltd/Australia	94,687	1,038
CIMIC Group Ltd	16,152	650
Cochlear Ltd	55,483	7,430
Computershare Ltd	85,319	1,084
CSL Ltd	166,320	18,372
CSR Ltd	178,014	662
Dexus‡	119,661	912
Downer EDI Ltd	147,742	799
Goodman Group‡	208,880	1,377
Insurance Australia Group Ltd	1,515,472	8,577
LendLease Group	97,759	1,251
Macquarie Group Ltd	21,251	1,654
Mineral Resources Ltd	36,515	604
National Australia Bank Ltd	29,161	674
Newcrest Mining Ltd	78,612	1,404
Orica Ltd	40,754	576
OZ Minerals Ltd	485,890	3,479
Qantas Airways Ltd	2,343,806	9,242
SEEK Ltd	13,392	199
South32 Ltd	3,048,099	8,296
Treasury Wine Estates Ltd	78,004	974

		95,270

Austria — 0.7%
ANDRITZ AG	117,300	6,632
BAWAG Group AG *(A)	120,513	6,434
CA Immobilien Anlagen AG	32,000	992
Erste Group Bank AG *	34,771	1,508
Lenzing AG	1,907	242
OMV AG	170,296	10,803
Raiffeisen Bank International AG *	55,749	2,022
voestalpine AG	18,117	1,084

		29,717

Belgium — 1.1%
Ageas	438,898	21,458
AGFA-Gevaert NV *	70,231	328
bpost SA	21,238	648
Groupe Bruxelles Lambert SA	123,200	13,313
KBC Ancora	7,853	495
KBC Group NV	77,318	6,602

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Solvay SA	8,006	$1,114
UCB SA	51,333	4,079

		48,037

Brazil — 0.4%
Embraer SA	1,941,200	11,704
Raia Drogasil SA *	238,200	6,592

		18,296

Canada — 3.4%
Alimentation Couche-Tard Inc, Cl B	205,725	10,769
Bank of Montreal	61,400	4,929
Canadian Imperial Bank of Commerce (B)	149,251	14,597
Canadian Natural Resources Ltd	322,116	11,506
Canadian Pacific Railway Ltd	105,325	19,306
Cogeco Communications Inc	10,970	757
Dollarama Inc	57,809	7,246
Encana Corp	1,674,849	22,417
Entertainment One Ltd	114,501	504
Gildan Activewear Inc	390,084	12,643
Manulife Financial Corp	671,300	14,048
Royal Bank of Canada	141,893	11,625
Suncor Energy Inc	221,650	8,164
Toronto-Dominion Bank/The	173,386	10,192

		148,703

China — 1.7%
Alibaba Group Holding Ltd ADR *	96,900	16,708
Baidu Inc ADR *	122,000	28,574
China Lodging Group Ltd ADR	29,234	4,222
Sinopharm Group Co Ltd, Cl H	103,600	448
STMicroelectronics NV	520,327	11,375
Tencent Holdings Ltd	222,800	11,571

		72,898

Denmark — 1.8%
Bavarian Nordic A/S *	35,887	1,298
Chr Hansen Holding A/S	120,221	11,285
Coloplast A/S, Cl B	67,104	5,341
Danske Bank A/S	35,259	1,374
Dfds A/S	10,974	586
H Lundbeck A/S	173,189	8,799
ISS A/S	473,232	18,340
Novozymes A/S, Cl B	184,593	10,554
Orsted A/S (A)	27,445	1,499
Scandinavian Tobacco Group A/S (A)	783,114	15,156
Schouw & Co AB	5,421	508
Vestas Wind Systems A/S	27,552	1,906
William Demant Holding A/S *	6,365	178

		76,824

Finland — 0.8%
Elisa OYJ, Cl A	13,503	530
Kone OYJ, Cl B	3,418	184
Neste Oyj	183,663	11,766

SEI Institutional International Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nokian Renkaat OYJ	15,285	$694
Orion Oyj, Cl B	65,970	2,462
Sanoma OYJ	31,234	408
Stora Enso OYJ, Cl R	484,560	7,692
UPM-Kymmene OYJ	240,187	7,473
Valmet OYJ	34,652	684
Wartsila OYJ Abp, Cl B	13,603	859

		32,752

France — 7.2%
Aeroports de Paris	4,735	901
Air France-KLM *	493,305	8,044
Air Liquide SA	53,132	6,702
Airbus SE	35,136	3,502
Arkema SA	90,105	10,988
Atos SE	55,766	8,126
BNP Paribas SA	143,414	10,720
Boiron SA	1,900	171
Bouygues SA	6,274	326
Carrefour SA	692,722	15,006
Cie Generale des Etablissements Michelin, Cl B	6,044	868
CNP Assurances	77,957	1,802
Credit Agricole SA	166,975	2,767
Dassault Systemes SE	69	7
Derichebourg SA	85,621	937
Eiffage SA	2,258	248
Elior Group SA (A)	81,870	1,693
Engie SA	535,746	9,222
Eramet *	2,845	338
Essilor International Cie Generale d’Optique SA	64,582	8,914
Eurazeo SA	6,620	612
Eurofins Scientific SE	9,752	5,944
Eutelsat Communications SA	27,699	642
Hermes International	22,424	12,016
Ipsen SA	56,467	6,751
IPSOS	18,645	687
Kering	14,167	6,686
Les Nouveaux Constructeurs SA	767	47
L’Oreal SA	34,312	7,620
LVMH Moet Hennessy Louis Vuitton SE	44,187	13,021
Natixis SA	176,188	1,396
Nexity SA	18,692	1,114
Pernod Ricard SA	57,615	9,129
Peugeot SA	502,549	10,232
Publicis Groupe SA	227,813	15,497
Safran SA	37,216	3,839
Sanofi	167,842	14,481
Schneider Electric SE	397,743	33,843
SCOR SE	28,161	1,134
Societe Generale SA	259,539	13,417

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sodexo SA	60,894	$8,193
SPIE SA	261,185	6,807
Television Francaise 1	49,421	729
Thales SA	113,724	12,274
TOTAL SA	148,479	8,210
Ubisoft Entertainment SA *	8,906	686
Valeo SA	304,907	22,799
Vetoquinol SA	352	26
Wendel SA	2,560	444
Zodiac Aerospace	32,525	974

		310,532

Germany — 6.9%
adidas AG	62,602	12,565
Allianz SE	109,513	25,183
Aroundtown SA	138,134	1,064
AURELIUS Equity Opportunities SE & Co KGaA (B)	198,164	13,554
BASF SE	263,658	29,045
Beiersdorf AG	125,056	14,701
Brenntag AG	91,547	5,801
Commerzbank AG *	43,997	661
Continental AG	31,340	8,469
Covestro AG (A)	21,740	2,246
CTS Eventim AG & Co KGaA	181,573	8,465
Deutsche Boerse AG	137,636	15,998
Deutsche Lufthansa AG	413,508	15,254
Deutsche Post AG	15,467	738
E.ON SE	124,992	1,360
Fraport AG Frankfurt Airport Services Worldwide	3,663	404
GEA Group AG	3,635	175
Gerresheimer AG	7,417	616
Hamburger Hafen und Logistik AG	28,829	819
Hannover Rueck SE	25,488	3,211
HeidelbergCement AG	767	83
Heidelberger Druckmaschinen AG *(B)	275,287	950
Hella GmbH & Co KGaA	165,202	10,230
HOCHTIEF AG (B)	56,194	9,960
HUGO BOSS AG	1,958	167
Infineon Technologies AG	49,761	1,365
Innogy SE (A)	22,516	883
KION Group AG	116,570	10,076
Kloeckner & Co SE	96,437	1,192
Koenig & Bauer AG	16,801	1,268
Linde AG *	99,660	23,294
MAN SE	3,486	399
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	845	183
OSRAM Licht AG	2,304	207
Puma SE	3,173	1,383
Rheinmetall AG	7,870	1,000

2	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RWE AG *	89,224	$1,821
SAP SE	251,583	28,231
SAP SE ADR (B)	121,800	13,686
Siemens AG	112,747	15,725
Siltronic AG *	2,621	382
TAG Immobilien AG	59,883	1,139
Telefonica Deutschland Holding AG	37,027	186
TUI AG	293,862	6,090
Uniper SE *(B)	127,601	3,984
Vonovia SE	15,751	783
Wacker Chemie AG	10,281	2,002

		296,998

Guernsey — 0.0%
Renewables Infrastructure Group Ltd/The	189,016	278

Hong Kong — 2.6%
AIA Group Ltd	2,392,800	20,401
ASM Pacific Technology Ltd	314,600	4,383
BOC Hong Kong Holdings Ltd	604,500	3,062
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	89
China Merchants Port Holdings Co Ltd	2,107,720	5,514
China Mobile Ltd	2,474,240	25,083
CNOOC Ltd	9,596,000	13,773
Galaxy Entertainment Group Ltd *	2,210,000	17,726
Hang Seng Bank Ltd	49,100	1,218
Hongkong & Shanghai Hotels Ltd/The	212,500	315
I-CABLE Communications Ltd *	2	–
Jardine Matheson Holdings Ltd	10,300	626
Jardine Strategic Holdings Ltd	4,000	158
Melco Resorts & Entertainment Ltd ADR	39,200	1,138
MTR Corp Ltd	40,000	234
Samsonite International SA	1,654,200	7,597
Sands China Ltd	277,200	1,431
Swire Properties Ltd	177,800	573
Techtronic Industries Co Ltd	1,413,500	9,213

		112,534

India — 0.2%
HDFC Bank Ltd ADR	99,237	10,089

Indonesia — 0.0%
Bukit Asam Persero Tbk PT	1,795,500	325

Ireland — 0.9%
AIB Group PLC	2,502,100	16,525
Experian PLC	677,699	14,998
Kerry Group PLC, Cl A	5,916	664
Ryanair Holdings PLC ADR *	62,488	6,511

		38,698

Israel — 1.1%
Azrieli Group Ltd	3,231	181
Bank Hapoalim BM	844,961	6,228
Bank Leumi Le-Israel BM	2,477,985	14,968

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Check Point Software Technologies Ltd *	143,044	$14,822
Elbit Systems Ltd	5,507	738
First International Bank Of Israel Ltd	19,066	396
Frutarom Industries Ltd	6,781	638
Israel Discount Bank Ltd, Cl A *	324,589	945
Mizrahi Tefahot Bank Ltd	90,029	1,664
Oil Refineries Ltd *	535,142	256
Teva Pharmaceutical Industries Ltd ADR *(B)	404,476	7,665

		48,501

Italy — 3.2%
Autogrill SpA	121,385	1,676
Azimut Holding SpA	273,670	5,248
Brembo SpA	199,866	3,041
Buzzi Unicem SpA	532,544	14,388
CNH Industrial NV	190,870	2,560
Enel SpA	313,467	1,931
ERG SpA	17,443	323
EXOR NV	108,880	6,681
Ferrari NV	88,346	9,277
Fiat Chrysler Automobiles NV *	1,064,754	19,063
Hera SpA	156,915	548
Luxottica Group SpA	114,558	7,036
Maire Tecnimont SpA (B)	114,992	596
Prysmian SpA	5,611	183
Recordati SpA	247,618	11,020
Saras SpA	692,920	1,668
Societa Iniziative Autostradali e Servizi SpA	109,883	2,048
Tenaris SA (B)	1,160,933	18,346
UniCredit SpA *	1,748,842	32,718

		138,351

Japan — 17.5%
77 Bank Ltd/The	53,800	1,358
AEON Financial Service Co Ltd	10,800	251
Aeon Mall Co Ltd	17,800	348
ANA Holdings Inc	78,100	3,263
Arcland Sakamoto Co Ltd	44,400	720
Asahi Glass Co Ltd	191,200	8,295
Asahi Group Holdings Ltd	44,600	2,212
Asahi Kasei Corp	217,000	2,803
Bank of Kyoto Ltd/The	11,500	599
Benesse Holdings Inc	100,700	3,553
Bridgestone Corp	130,400	6,062
Canon Inc	22,400	836
Canon Marketing Japan Inc	144,800	3,913
Central Japan Railway Co	3,400	609
Dai Nippon Printing Co Ltd	486,500	10,848
Daikin Industries Ltd	115,500	13,667
Daikyo Inc	100,100	1,941
Daito Trust Construction Co Ltd	70,100	14,299
Daiwa House Industry Co Ltd	225,500	8,667
Disco Corp	6,000	1,334

SEI Institutional International Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
East Japan Railway Co	221,000	$21,587
en-japan Inc	19,700	930
Fuji Film Holdings	262,900	10,747
Fujitsu Ltd	1,557,000	11,080
Furukawa Electric Co Ltd	76,900	3,796
Goldcrest Co Ltd	21,700	439
GungHo Online Entertainment Inc *(B)	191,400	527
Haseko Corp	390,200	6,064
Hikari Tsushin Inc	4,100	589
Hitachi Construction Machinery Co Ltd	17,700	644
Hitachi Ltd	1,265,000	9,850
Hoya Corp	123,400	6,164
Hulic Co Ltd	15,900	179
Idemitsu Kosan Co Ltd	6,500	261
ITOCHU Corp	178,100	3,327
Japan Airlines Co Ltd	711,900	27,863
Japan Exchange Group Inc	10,100	176
Japan Tobacco Inc	307,400	9,895
JFE Holdings Inc	8,600	206
JXTG Holdings Inc	374,600	2,417
Kajima Corp	101,000	972
Kansai Electric Power Co Inc/The	130,400	1,598
Kansai Paint Co Ltd	384,600	10,005
Kao Corp	116,500	7,880
KDDI Corp	948,000	23,631
Keyence Corp	87,300	48,854
Kirin Holdings Co Ltd	126,300	3,187
Kohnan Shoji Co Ltd	18,000	389
Koito Manufacturing Co Ltd	162,910	11,458
Kokuyo Co Ltd	67,700	1,258
Komatsu Ltd	351,100	12,736
Konami Holdings Corp	127,200	7,000
Kose Corp	54,400	8,508
K’s Holdings Corp (B)	62,200	1,595
Kuraray Co Ltd	55,200	1,041
Kurita Water Industries Ltd	6,900	224
Kyocera Corp	261,600	17,126
Mabuchi Motor Co Ltd	284,600	15,416
Makita Corp	1,000	42
Marubeni Corp	186,200	1,349
McDonald’s Holdings Co Japan Ltd	10,600	466
Medipal Holdings Corp	12,600	247
MISUMI Group Inc	13,900	405
Mitsubishi Chemical Holdings Corp	634,200	6,973
Mitsubishi Gas Chemical Co Inc	211,200	6,069
Mitsubishi Tanabe Pharma Corp	52,600	1,085
Mitsui Chemicals Inc	6,200	200
Mixi Inc	84,900	3,816
Mochida Pharmaceutical Co Ltd	6,000	460
Morinaga Milk Industry Co Ltd	29,000	1,314
MS&AD Insurance Group Holdings Inc	532,000	18,008
Nabtesco Corp	123,200	4,734

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NH Foods Ltd	22,000	$535
Nidec Corp	10,700	1,502
Nihon House Holdings Co Ltd	46,100	300
Nikon Corp	321,700	6,485
Nippon Express Co Ltd	11,600	772
Nippon Light Metal Holdings Co Ltd	214,000	610
Nippon Prologis REIT Inc‡	138	292
Nippon Soda Co Ltd	166,000	1,109
Nippon Telegraph & Telephone Corp	94,300	4,441
Nippon Telegraph & Telephone Corp ADR	439,238	20,750
Nippon Valqua Industries Ltd	16,800	460
Nitori Holdings Co Ltd	11,300	1,613
Nomura Real Estate Holdings Inc	21,800	489
Noritake Co Ltd/Nagoya Japan	7,700	390
North Pacific Bank Ltd	232,900	780
Oji Holdings Corp	71,000	473
Okasan Securities Group Inc *	96,000	594
Omron Corp	310,700	18,551
Oracle Corp Japan *	7,300	605
Oriental Land Co Ltd/Japan	15,700	1,432
Otsuka Corp	8,100	622
PALTAC CORPORATION	85,600	3,905
Panasonic Corp	629,800	9,220
Pigeon Corp	270,964	10,326
Plenus Co Ltd	37,900	828
Pola Orbis Holdings Inc	16,000	562
Prima Meat Packers Ltd	145,000	1,067
Recruit Holdings Co Ltd	199,600	4,959
Rohm Co Ltd	149,100	16,507
Ryohin Keikaku Co Ltd	3,500	1,091
Saizeriya Co Ltd	84,600	2,833
Santen Pharmaceutical Co Ltd	446,200	7,012
Sawada Holdings Co Ltd *	3,700	37
SBI Holdings Inc/Japan	55,700	1,166
Seiko Holdings Corp	24,100	702
Sekisui Chemical Co Ltd	40,100	806
Sekisui House Ltd	632,800	11,433
Seven & i Holdings Co Ltd	244,700	10,164
Shionogi & Co Ltd	150,000	8,117
Showa Corp	20,500	255
Showa Shell Sekiyu KK	18,100	246
SMC Corp/Japan	27,900	11,482
Sompo Holdings Inc	120,400	4,659
Square Enix Holdings Co Ltd	14,500	690
Start Today Co Ltd	37,400	1,141
Sumitomo Chemical Co Ltd	71,000	510
Sumitomo Corp	151,800	2,582
Sumitomo Dainippon Pharma Co Ltd	64,600	960
Sumitomo Heavy Industries Ltd	245,800	10,408
Sumitomo Metal Mining Co Ltd	22,000	1,011
Sumitomo Mitsui Financial Group Inc	279,900	12,093
Sumitomo Mitsui Trust Holdings Inc	380,822	15,113

4	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suzuken Co Ltd/Aichi Japan	24,600	$1,013
Suzuki Motor Corp	12,300	714
Sysmex Corp	102,200	8,055
Taiheiyo Cement Corp	19,800	855
Taisei Corp	25,600	1,275
Takeda Pharmaceutical Co Ltd	395,700	22,487
THK Co Ltd	19,000	714
TIS Inc	53,400	1,866
Tochigi Bank Ltd/The	65,000	262
Toho Co Ltd/Tokyo	18,100	628
Tokyo Electric Power Co Holdings Inc *	845,200	3,343
Tokyo Electron Ltd	45,500	8,194
Tokyu Fudosan Holdings Corp	68,200	493
Tosoh Corp	129,500	2,937
TOTO Ltd	249,900	14,763
Toyota Motor Corp	107,600	6,884
Toyota Motor Corp ADR (B)	148,433	18,876
Ube Industries Ltd	215,300	6,326
Ulvac Inc	19,000	1,195
Unipres Corp	24,100	650
United Urban Investment Corp‡	124	178
USS Co Ltd	42,800	907
Wacoal Holdings Corp	418,852	13,234
Warabeya Nichiyo Holdings Co Ltd	13,300	377
West Japan Railway Co	8,800	643
Yakult Honsha Co Ltd	15,500	1,169
Yamaha Motor Co Ltd	8,800	289
Yaskawa Electric Corp	49,600	2,187

		755,569

Malaysia — 0.0%
Tenaga Nasional Bhd	522,600	1,971

Malta — 0.0%
BGP Holdings *(C)	198,683	–

Mexico — 0.3%
Alfa SAB de CV, Cl A	4,914,400	5,438
Wal-Mart de Mexico SAB de CV	2,761,800	6,806

		12,244

Netherlands — 5.5%
ABN AMRO Group NV (A)	81,140	2,621
AerCap Holdings NV *	179,600	9,449
Akzo Nobel NV	217,074	19,034
ArcelorMittal *	107,911	3,514
ASML Holding NV	118,129	20,589
ASR Nederland NV	95,581	3,937
Coca-Cola European Partners PLC	23,712	946
Heineken Holding NV	61,161	6,058
Heineken NV	78,149	8,158
ING Groep NV	1,540,768	28,354
Koninklijke DSM NV	271,149	25,940
Koninklijke Volkerwessels NV	17,328	494

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NN Group NV	10,860	$471
Randstad Holding NV	4,455	274
RELX NV	103,853	2,390
Royal Dutch Shell PLC, Cl A	770,775	25,716
Royal Dutch Shell PLC, Cl B	800,975	27,180
Royal Dutch Shell PLC ADR, Cl B (B)	278,352	19,009
Unilever NV	284,992	16,069
Wolters Kluwer NV	313,851	16,386

		236,589

New Zealand — 0.1%
Air New Zealand Ltd	896,722	2,034
Meridian Energy Ltd	245,798	511
Spark New Zealand Ltd	279,897	723

		3,268

Norway — 1.2%
Aker Solutions ASA *	1,623,185	9,166
Marine Harvest ASA *	937,267	15,928
Norsk Hydro ASA	1,591,158	12,129
Storebrand ASA, Cl A	69,792	571
Telenor ASA	650,214	13,983

		51,777

Portugal — 0.0%
Altri SGPS SA	49,972	310
Galp Energia SGPS SA, Cl B	54,607	1,005
Navigator Co SA/The	50,665	259

		1,574

Russia — 0.2%
Yandex NV, Cl A *	230,338	7,544

Singapore — 1.2%
CapitaLand Commercial Trust‡	479,800	693
City Developments Ltd	1,516,300	14,171
DBS Group Holdings Ltd	855,600	15,910
Hong Leong Finance Ltd	56,400	115
Oversea-Chinese Banking Corp Ltd	1,335,700	12,384
Singapore Airlines Ltd	133,700	1,067
Singapore Technologies Engineering Ltd	2,810,400	6,856
United Overseas Bank Ltd	12,800	253
UOL Group Ltd	145,200	964
Venture Corp Ltd	12,600	193

		52,606

South Africa — 0.1%
Investec PLC	416,323	3,018
Reunert Ltd	58,815	343

		3,361

South Korea — 2.4%
KT Corp ADR	490,614	7,658
LG Display Co Ltd ADR	309,560	4,260
LG Electronics Inc	7,612	754
Samsung Electronics Co Ltd	18,310	43,579

SEI Institutional International Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SK Hynix Inc	87,692	$6,266
SK Telecom Co Ltd	85,516	21,328
SK Telecom Co Ltd ADR	675,621	18,857

		102,702

Spain — 1.6%
Abertis Infraestructuras SA	76,417	1,702
ACS Actividades de Construccion y Servicios SA	295,899	11,590
Aena SME SA (A)	12,135	2,463
Amadeus IT Group SA, Cl A	25,424	1,835
Banco Bilbao Vizcaya Argentaria SA	1,277,983	10,914
Bankinter SA	131,920	1,252
CaixaBank SA	1,775,745	8,293
Ebro Foods SA	26,244	615
Ence Energia y Celulosa SA	75,481	498
Endesa SA	74,239	1,592
Grifols SA	7,049	207
Iberdrola SA	261,042	2,025
Industria de Diseno Textil SA	126,549	4,414
International Consolidated Airlines Group SA	97,940	851
Melia Hotels International SA	58,045	802
Papeles y Cartones de Europa SA	16,428	223
Red Electrica Corp SA	30,794	692
Repsol SA (B)	209,193	3,704
Unicaja Banco SA *(A)	9,030,205	14,248
Vidrala SA	2,257	229

		68,149

Sweden — 1.9%
Alfa Laval AB	384,287	9,096
Atlas Copco AB, Cl A	450,056	19,470
Atlas Copco AB, Cl B	33,233	1,277
Boliden AB	44,645	1,530
Electrolux AB, Cl B	319,001	10,298
Granges AB	77,757	800
Hemfosa Fastigheter AB	53,421	717
Hufvudstaden AB, Cl A	46,579	747
Investor AB, Cl B	45,869	2,096
Loomis AB, Cl B	5,158	217
Millicom International Cellular SA	178,562	12,082
Nordea Bank AB	530,722	6,437
Oriflame Holding AG	48,931	2,022
Sandvik AB	491,957	8,634
Volvo AB, Cl B	427,759	7,978

		83,401

Switzerland — 7.1%
ABB Ltd	983,421	26,359
Adecco Group AG	188,260	14,402
Aryzta AG	242,744	9,628
Baloise Holding AG	8,304	1,293
Barry Callebaut AG *	246	513
Cie Financiere Richemont SA	301,410	27,311

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola HBC AG	45,286	$1,483
Emmi AG	1,041	749
EMS-Chemie Holding AG	1,356	905
Ferguson PLC	52,499	3,785
Geberit AG	1,552	684
Givaudan SA	4,895	11,312
Julius Baer Group Ltd	156,386	9,565
Kuehne + Nagel International AG	6,847	1,212
LafargeHolcim Ltd *	2,471	139
Lonza Group AG	44,208	11,945
Nestle SA	327,622	28,173
Novartis AG	342,167	28,932
Pargesa Holding SA	1,843	160
Partners Group Holding AG	14,316	9,813
Roche Holding AG	174,363	44,105
Schindler Holding AG	4,750	1,088
SGS SA	4,389	11,444
Sika AG	1,282	10,182
Sonova Holding AG	43,120	6,735
Straumann Holding AG	5,857	4,138
Swiss Life Holding AG	39,998	14,161
Swiss Re AG	57,488	5,383
Swisscom AG	518	276
Tecan Group AG	3,617	752
UBS Group AG	393,725	7,248
Zurich Insurance Group AG	49,820	15,163

		309,038

Taiwan — 0.5%
Formosa Advanced Technologies Co Ltd	207,000	219
Generalplus Technology Inc	257,000	467
HannStar Display Corp	7,204,000	2,414
Hon Hai Precision Industry Co Ltd	2,468,764	7,900
IEI Integration Corp	160,000	211
Primax Electronics Ltd	164,000	436
Simplo Technology Co Ltd	208,000	1,165
Taiwan Semiconductor Manufacturing Co Ltd ADR	250,840	9,946
UPC Technology Corp	733,000	464

		23,222

Thailand — 0.0%
Bangchak Corp PCL	989,000	1,231
Banpu PCL	834,200	501
Quality Houses PCL	3,783,400	376

		2,108

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	82,890	2,656

United Kingdom — 14.6%
3i Group PLC	360,582	4,456
Abcam PLC	27,895	398
Anglo American PLC	74,717	1,566

6	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Antofagasta PLC	16,494	$224
Aon PLC	75,147	10,070
Ashtead Group PLC	460,601	12,412
Associated British Foods PLC	114,741	4,377
AstraZeneca PLC	333,575	23,108
Aviva PLC	2,752,740	18,861
BAE Systems PLC	70,121	544
Balfour Beatty PLC	2,483,272	9,977
Bank of Ireland Group PLC *	1,635,957	14,046
Barclays PLC	13,826,704	37,988
Barratt Developments PLC	168,267	1,474
Berkeley Group Holdings PLC	66,360	3,768
BHP Billiton PLC	365,328	7,524
BP PLC	4,206,244	29,742
BP PLC ADR	189,922	7,982
British American Tobacco PLC	485,395	32,949
Bunzl PLC	293,630	8,230
Burberry Group PLC	84,160	2,040
Carnival PLC	286,118	18,934
Cobham PLC *	6,789,009	11,599
Compass Group PLC	1,221,361	26,435
Cranswick PLC	9,419	425
DCC PLC	63,735	6,436
Diageo PLC	317,136	11,690
Evraz PLC	403,207	1,854
Genus PLC	13,935	477
GlaxoSmithKline PLC	1,634,634	29,244
Glencore PLC	665,601	3,512
Hargreaves Lansdown PLC	19,557	477
Hays PLC	1,583,408	3,918
Howden Joinery Group PLC	1,103,780	6,970
HSBC Holdings PLC	631,069	6,547
Imperial Brands PLC ADR	12,508	534
Inchcape PLC	57,618	610
Indivior PLC *	326,107	1,801
InterContinental Hotels Group PLC	17,421	1,112
Intertek Group PLC	30,747	2,159
Investec PLC	407,105	2,946
JD Sports Fashion PLC	95,690	435
Jupiter Fund Management PLC	32,416	276
Kingfisher PLC	2,823,096	12,897
Legal & General Group PLC	1,050,190	3,883
Lloyds Banking Group PLC	22,000,597	20,256
London Stock Exchange Group PLC	23,888	1,226
Micro Focus International PLC	185,597	6,334
Mondi PLC	124,390	3,249
NEX Group PLC	75,308	618
Pagegroup PLC	91,024	576
Pearson PLC	54,655	544
Persimmon PLC	106,231	3,935
Prudential PLC	984,782	25,385
QinetiQ Group PLC	319,745	1,000

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Randgold Resources Ltd	5,326	$534
Reckitt Benckiser Group PLC	147,591	13,814
Redrow PLC	61,682	546
RELX PLC	706,429	16,618
Rolls-Royce Holdings PLC	34,059	390
Royal Bank of Scotland Group PLC *	5,800,199	21,813
RSA Insurance Group PLC	197,746	1,692
Schroders PLC	117,139	5,571
Segro PLC‡	191,650	1,522
Smith & Nephew PLC	47,772	832
Smiths Group PLC	435,634	8,781
Spectris PLC	197,961	6,660
SSE PLC	798,333	14,255
SSP Group Plc	45,002	416
St James’s Place PLC	550,831	9,135
Standard Life Aberdeen PLC	184,351	1,089
Subsea 7 SA *	428,725	6,447
Tate & Lyle PLC	322,683	3,069
Taylor Wimpey PLC	564,507	1,576
Tesco PLC	7,000,181	19,815
Travis Perkins PLC	508,433	10,778
Unilever PLC	17,544	979
Vodafone Group PLC	5,365,472	17,057
Weir Group PLC/The	473,423	13,596
Worldpay Group PLC (A)	673,791	3,883

		630,898

United States — 4.8%
Accenture PLC, Cl A	99,226	15,191
Agilent Technologies Inc	87,266	5,844
Axis Capital Holdings Ltd	337,488	16,962
Barracuda Networks Inc *	154,086	4,237
Canadian Pacific Railway Ltd	79,234	14,481
Chubb Ltd	100,906	14,746
Core Laboratories NV (B)	101,951	11,169
Delphi Automotive PLC *	49,400	4,191
Delphi Technologies PLC *	16,467	864
Facebook Inc, Cl A *	48,528	8,563
Flex Ltd *	671,017	12,072
ICON PLC *	218,119	24,462
Luxoft Holding Inc, Cl A *	222,618	12,400
Masonite International Corp *	131,682	9,764
Nielsen Holdings PLC	145,200	5,285
ProPetro Holding Corp *	507,495	10,231
Sensata Technologies Holding NV *	157,900	8,070
STMicroelectronics NV, Cl Y	45,199	987
TE Connectivity Ltd	52,338	4,974
Tower Semiconductor Ltd *	92,600	3,156

SEI Institutional International Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UBS Group AG	1,038,014	$19,089

		206,738

Total Common Stock (Cost $3,333,000) ($ Thousands)		4,035,089

PREFERRED STOCK — 1.8%

Germany — 1.3%
FUCHS PETROLUB SE	12,778	679
Henkel AG & Co KGaA	76,061	10,079
Volkswagen AG	231,634	46,297

		57,055

South Korea — 0.5%
Hyundai Motor Co	99,732	8,729
Samsung Electronics Co Ltd	6,339	12,376

		21,105

Total Preferred Stock (Cost $65,122) ($ Thousands)		78,160

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%

Spain — 0.0%
Repsol SA *‡‡(B)	209,193	$95

Total Rights (Cost $—) ($ Thousands)		95

	Shares

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
1.350% **†(D)	70,539,719	70,545

Total Affiliated Partnership (Cost $70,540) ($ Thousands)		70,545

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	125,204,561	125,205

Total Cash Equivalent (Cost $125,205) ($ Thousands)		125,205

Total Investments in Securities— 99.6% (Cost $3,593,867) ($ Thousands)		$4,309,094

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	1,228	Mar-2018	$51,506	$51,507	$(1,118)
FTSE 100 Index	274	Mar-2018	27,148	28,311	757
Hang Seng Index	32	Jan-2018	6,058	6,129	74
SPI 200 Index	98	Mar-2018	11,303	11,536	18
Topix Index	213	Mar-2018	33,858	34,356	556

			$129,873	$131,839	$287

Percentages are based on Net Assets of $4,326,393 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

‡‡	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $51,126 ($ Thousands), representing 1.18% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $68,419 ($ Thousands).

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $70,545 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

DJ — Dow Jones

DN— Discount Note

EUR — Euro

FTSE— Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

Ser — Series

SPI — Share Price Index

8	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Equity Fund (Continued)

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$4,031,739	$3,350	$–	$4,035,089
Preferred Stock	78,160	–	–	78,160
Rights	95	–	–	95
Affiliated Partnership	–	70,545	–	70,545
Cash Equivalent	125,205	–	–	125,205

Total Investments in Securities	$4,235,199	$73,895	$–	$4,309,094

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,405	$—	$—	$1,405
Unrealized Depreciation	(1,118)	—	—	(1,118)

Total Other Financial Instruments	$287	$—	$—	$287

^A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$131,091	$196,561	$(257,110)	$2	$1	$70,545	$215
SEI Daily Income Trust, Government Fund, Cl F	106,620	57,658	(39,073)	—	—	125,205	249

Totals	$237,711	$254,219	$(296,183)	$2	$1	$195,750	$464

SEI Institutional International Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Argentina — 0.6%
Arcos Dorados Holdings Inc, Cl A *	240,500	$2,489
Cresud SACIF y A ADR (A)	84,609	1,869
Grupo Supervielle SA ADR	25,166	738
IRSA Inversiones y Representaciones SA ADR	75,700	2,241
Pampa Energia SA ADR *	18,416	1,239
YPF SA ADR	151,273	3,466

		12,042

Austria — 0.1%
Erste Group Bank AG *	66,361	2,877

Brazil — 5.7%
Ambev SA	321,300	2,061
Ambev SA ADR	123,409	797
Arezzo Industria e Comercio SA	69,300	1,143
Atacadao Distribuicao Comercio e Industria Ltda *	965,900	4,441
B2W Cia Digital *	1,495,884	9,245
B3 SA - Brasil Bolsa Balcao *	668,200	4,589
Banco Bradesco SA ADR *	947,342	9,701
Banco do Brasil SA *	121,200	1,163
Banco Santander Brasil SA ADR	184,442	1,783
BB Seguridade Participacoes SA	140,100	1,203
BK Brasil Operacao e Assessoria a Restaurantes SA *	589,393	3,109
BRF SA ADR *(A)	182,300	2,053
CCR SA	174,013	847
Cia de Saneamento Basico do Estado de Sao Paulo *	43,800	453
Cielo SA	88,600	628
Cosan SA Industria e Comercio	237,400	2,970
EDP - Energias do Brasil SA *	381,800	1,611
Energisa SA	587,914	4,839
Engie Brasil Energia SA	94,600	1,013
Estacio Participacoes SA	123,400	1,221
Fleury SA	123,200	1,100
Hypermarcas SA	551,460	5,985
Kroton Educacional SA	745,400	4,135
Localiza Rent a Car SA *	98,500	655
Lojas Renner SA	173,490	1,856
Magazine Luiza SA	79,600	1,925
MRV Engenharia e Participacoes SA	225,000	1,020
Petrobras Distribuidora SA *	595,886	3,072
Petroleo Brasileiro SA ADR *(A)	1,363,056	14,026
Porto Seguro SA *	69,700	763
Qualicorp SA	165,607	1,548
Rumo SA *	1,948,340	7,618
Suzano Papel e Celulose SA *	318,200	1,793
Telefonica Brasil SA ADR	359,085	5,325
TIM Participacoes SA ADR	247,200	4,773
Vale SA *	31,500	382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vale SA ADR, Cl B *	434,472	$5,314

		116,160

Canada — 0.9%
First Quantum Minerals Ltd	1,104,808	15,528
Pan American Silver Corp	48,994	762
Parex Resources Inc *	166,806	2,418

		18,708

Chile — 0.6%
Banco Santander Chile	14,355,344	1,125
CAP SA	18,839	241
Cencosud SA	592,565	1,751
Cia Cervecerias Unidas SA ADR	74,377	2,200
Embotelladora Andina SA ADR, Cl B	10,559	305
Empresas COPEC SA	85,072	1,344
Enel Generacion Chile SA	557,757	505
SACI Falabella	376,290	3,753
Sociedad Quimica y Minera de Chile SA ADR	26,800	1,591

		12,815

China — 20.0%
AAC Technologies Holdings Inc	86,633	1,545
Agricultural Bank of China Ltd	15,449,932	7,194
Air China Ltd	1,294,000	1,569
Alibaba Group Holding Ltd ADR *	289,012	49,834
Angang Steel Co Ltd (A)	8,756,768	8,009
Anhui Conch Cement Co Ltd (A)	816,000	3,836
ANTA Sports Products Ltd (A)	1,018,069	4,617
Baidu Inc ADR *	134,309	31,457
Bank of China Ltd	11,291,105	5,546
Beijing Capital International Airport Co Ltd	1,088,000	1,640
Changyou.com Ltd ADR *	98,500	3,588
China Construction Bank Corp	16,989,379	15,648
China Life Insurance Co Ltd	1,280,000	4,020
China Merchants Bank Co Ltd	913,576	3,635
China National Building Material Co Ltd (A)	9,204,000	8,230
China Petroleum & Chemical Corp	5,914,839	4,336
China Railway Construction Corp Ltd	784,000	909
China Shenhua Energy Co Ltd	1,956,500	5,068
China Telecom Corp Ltd	2,508,000	1,193
China Vanke Co Ltd	842,700	3,363
Chongqing Rural Commercial Bank Co Ltd	1,798,612	1,270
CITIC Securities Co Ltd	3,312,400	6,830
Ctrip.com International Ltd ADR *	82,955	3,658
Dongfeng Motor Group Co Ltd (A)	1,348,000	1,631
ENN Energy Holdings Ltd	267,000	1,904
Guangzhou R&F Properties Co Ltd	1,758,400	3,963
Hollysys Automation Technologies Ltd	10,944	244
Industrial & Commercial Bank of China Ltd	35,671,868	28,702
JD.com Inc ADR *	133,592	5,533
Jiangsu Expressway Co Ltd	710,000	1,081
Kingsoft Corp Ltd	890,000	2,960

SEI Institutional International Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KWG Property Holding Ltd	441,370	$515
Longfor Properties Co Ltd	327,000	819
NetEase Inc ADR	27,493	9,487
New Oriental Education & Technology Group Inc ADR	38,379	3,608
PICC Property & Casualty Co Ltd	2,567,700	4,934
Ping An Insurance Group Co of China Ltd	2,258,857	23,507
SINA Corp/China *	147,459	14,792
Sinopec Engineering Group Co Ltd	787,000	745
Sinopec Shanghai Petrochemical Co Ltd	7,018,000	3,995
Sinotrans Ltd	1,241,000	608
Sinotruk Hong Kong Ltd	435,000	490
Sohu.com Inc *(A)	171,500	7,435
Tencent Holdings Ltd	1,407,025	73,075
Tingyi Cayman Islands Holding Corp	2,254,000	4,383
TravelSky Technology Ltd	317,000	951
Tsingtao Brewery Co Ltd (A)	288,000	1,485
Uni-President China Holdings Ltd	3,953,400	3,307
Vipshop Holdings Ltd ADR *	302,639	3,547
Want Want China Holdings Ltd	2,491,000	2,087
Weibo Corp ADR *	36,141	3,739
Weichai Power Co Ltd	1,140,000	1,248
Zhejiang Expressway Co Ltd	2,242,000	2,464
Zhuzhou CRRC Times Electric Co Ltd	1,038,600	6,756
ZTE Corp *(A)	411,000	1,543
ZTO Express Cayman Inc ADR *	470,279	7,454

		405,987

Colombia — 0.1%
Bancolombia SA ADR, Cl R	50,378	1,998

Czech Republic — 0.2%
CEZ AS	26,401	617
Komercni banka as	68,250	2,937

		3,554

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	911,421	3,960

Greece — 0.4%
Eurobank Ergasias SA *	4,569,650	4,664
JUMBO SA	18,292	328
National Bank of Greece SA *	9,852,553	3,774

		8,766

Hong Kong — 8.6%
ASM Pacific Technology Ltd	290,000	4,040
Beijing Enterprises Holdings Ltd	474,200	2,815
Beijing Enterprises Water Group Ltd (A)	4,212,000	3,260
Brilliance China Automotive Holdings Ltd (A)	4,882,808	13,054
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	75
China Conch Venture Holdings Ltd	1,300,500	3,011
China Everbright International Ltd (A)	8,328,100	11,889
China Gas Holdings Ltd (A)	1,042,000	2,879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China High Precision Automation Group Ltd *(B)	1,385,624	$–
China Huarong Asset Management Co Ltd (C)	2,192,000	1,035
China Medical System Holdings Ltd	5,452,200	12,708
China Mengniu Dairy Co Ltd *	1,358,000	4,039
China Mobile Ltd	1,189,041	12,054
China Mobile Ltd ADR	191,585	9,683
China Overseas Land & Investment Ltd	264,000	849
China Power International Development Ltd	773,000	203
China Resources Power Holdings Co Ltd	408,000	760
China State Construction International Holdings Ltd	5,133,923	7,185
China Taiping Insurance Holdings Co Ltd	545,391	2,044
China Travel International Investment Hong Kong Ltd	1,160,000	432
CITIC Ltd	3,032,000	4,375
CNOOC Ltd	6,159,607	8,841
CSPC Pharmaceutical Group Ltd	470,000	949
Galaxy Entertainment Group Ltd *	882,548	7,079
Guangzhou Automobile Group Co Ltd	1,862,000	4,411
Haier Electronics Group Co Ltd	1,211,100	3,315
Hengan International Group Co Ltd	286,000	3,174
Kingboard Chemical Holdings Ltd	89,500	484
Kingboard Laminates Holdings Ltd	227,000	354
Li Ning Co Ltd *	2,957,500	2,395
Minth Group Ltd	554,350	3,343
Nine Dragons Paper Holdings Ltd	945,000	1,513
People’s Insurance Co Group of China Ltd/ The	3,520,000	1,733
Semiconductor Manufacturing International Corp *(A)	6,130,455	10,603
Shandong Weigao Group Medical Polymer Co Ltd	992,000	722
Shimao Property Holdings Ltd	1,137,000	2,472
Sihuan Pharmaceutical Holdings Group Ltd	911,000	327
Sino Biopharmaceutical Ltd	3,537,200	6,271
SMI Holdings Group Ltd	1,887,200	990
Sun Art Retail Group Ltd (A)	1,977,000	2,089
Sunny Optical Technology Group Co Ltd	718,878	9,187
Techtronic Industries Co Ltd	772,500	5,035
Xinyi Glass Holdings Ltd	1,508,000	1,964
Yuexiu Property Co Ltd	4,450,000	831

		174,472

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	186,118	2,165
OTP Bank PLC	70,243	2,915
Richter Gedeon Nyrt	73,724	1,935

		7,015

India — 9.8%
Adani Ports & Special Economic Zone Ltd	1,142,512	7,275
APS Holdings Corp *	1	–

2	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aurobindo Pharma Ltd	144,876	$1,567
Axis Bank Ltd	402,719	3,560
Bajaj Auto Ltd	134,023	7,005
Bharat Forge Ltd	323,712	3,721
Bharat Petroleum Corp Ltd	42,976	349
Bharti Infratel Ltd	1,628,721	9,675
Cipla Ltd/India	60,366	576
Cummins India Ltd	231,979	3,284
Dabur India Ltd	591,637	3,252
Dewan Housing Finance Corp Ltd	242,695	2,225
Escorts Ltd	350,562	4,342
Glenmark Pharmaceuticals Ltd	174,650	1,630
HCL Technologies Ltd	526,914	7,363
HDFC Bank Ltd ADR	76,059	7,733
Hero MotoCorp Ltd	27,556	1,638
Hexaware Technologies Ltd	83,114	444
Hindalco Industries Ltd	482,569	2,074
Hindustan Petroleum Corp Ltd	141,937	934
Hindustan Unilever Ltd	258,246	5,539
Hindustan Zinc Ltd	44,500	216
Housing Development Finance Corp Ltd	236,429	6,340
ICICI Bank Ltd	1,438,341	7,081
ICICI Bank Ltd ADR	1,040,402	10,123
Indiabulls Housing Finance Ltd	103,515	1,942
Indian Oil Corp Ltd	199,289	1,217
Infosys Ltd	404,796	6,621
Infosys Ltd ADR (A)	41,435	672
ITC Ltd	362,200	1,497
Mahindra & Mahindra Financial Services Ltd	608,596	4,517
Maruti Suzuki India Ltd	4,669	714
Muthoot Finance Ltd	90,238	672
National Aluminium Co Ltd	250,410	339
NCC Ltd/India	1,229,085	2,586
NHPC Ltd	1,474,397	756
NMDC Ltd	314,929	681
Oil & Natural Gas Corp Ltd	192,343	589
Oil India Ltd	59,237	346
Parag Milk Foods Ltd (C)	214,657	1,007
PC Jeweller Ltd	78,084	561
Petronet LNG Ltd	591,610	2,369
Power Finance Corp Ltd	1,158,976	2,214
Power Grid Corp of India Ltd	1,069,379	3,366
Prestige Estates Projects Ltd	276,256	1,382
Reliance Industries Ltd	527,337	7,633
Reliance Industries Ltd GDR (C)	762,422	21,767
Rural Electrification Corp Ltd	479,976	1,174
SH Kelkar & Co Ltd (C)	384,504	1,804
Shriram Transport Finance Co Ltd	200,276	4,667
Sobha Ltd	197,906	1,928
Tata Chemicals Ltd	191,289	2,200
Tata Consultancy Services Ltd	189,156	8,011
Tata Global Beverages Ltd	333,035	1,655

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Motors Ltd ADR *	82,348	$2,723
Tata Steel Ltd	50,740	583
Tech Mahindra Ltd	285,304	2,256
Vedanta Ltd	1,283,729	6,642
Yes Bank Ltd	391,600	1,940
Zee Entertainment Enterprises Ltd	206,809	1,887

		198,864

Indonesia — 1.8%
Adaro Energy Tbk PT	6,690,400	917
Astra International Tbk PT	4,876,900	2,983
Bank Central Asia Tbk PT	500,573	808
Bank Negara Indonesia Persero Tbk PT	3,751,300	2,737
Bank Rakyat Indonesia Persero Tbk PT	38,371,705	10,295
Bukit Asam Persero Tbk PT	5,179,000	939
Indofood Sukses Makmur Tbk PT	1,661,000	933
Matahari Department Store Tbk PT	4,045,600	2,982
Perusahaan Gas Negara Persero Tbk	13,294,300	1,715
Sumber Alfaria Trijaya Tbk PT	33,071,700	1,487
Surya Citra Media Tbk PT	8,230,800	1,505
Telekomunikasi Indonesia Persero Tbk PT	12,588,980	4,120
United Tractors Tbk PT	2,227,830	5,813

		37,234

Luxembourg — 0.2%
National Commercial Bank *	271,335	3,851

Malaysia — 0.4%
AirAsia Bhd	1,878,200	1,555
Genting Bhd	256,500	583
Hartalega Holdings Bhd	425,000	1,121
Inari Amertron Bhd	3,322,650	2,791
Petronas Dagangan Bhd	73,700	442
Top Glove Corp Bhd	255,600	505
UEM Sunrise Bhd *	2,512,095	645
Westports Holdings Bhd	469,900	430

		8,072

Mexico — 2.8%
Alfa SAB de CV, Cl A	654,000	724
America Movil SAB de CV, Ser L	935,074	810
America Movil SAB de CV ADR, Cl L	199,935	3,429
Cemex SAB de CV ADR *	173,183	1,299
Coca-Cola Femsa SAB de CV ADR	105,007	7,310
El Puerto de Liverpool SAB de CV	53,700	341
Fomento Economico Mexicano SAB de CV	375,600	3,550
Fomento Economico Mexicano SAB de CV ADR	43,415	4,077
Genomma Lab Internacional SAB de CV, Cl B *	158,600	166
Gentera SAB de CV	1,669,300	1,394
Gruma SAB de CV, Cl B	75,430	961
Grupo Aeroportuario del Sureste SAB de CV, Cl B	19,620	360

SEI Institutional International Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Financiero Banorte SAB de CV, Cl O	1,331,243	$7,343
Grupo Financiero Santander Mexico SAB de CV ADR	409,203	2,991
Grupo Financiero Santander Mexico SAB de CV, Cl B	276,900	407
Grupo GICSA SA de CV *	2,047,600	964
Grupo Mexico SAB de CV, Ser B	1,291,771	4,287
Grupo Televisa SAB ADR	154,225	2,879
Industrias Bachoco SAB de CV ADR	5,760	330
Infraestructura Energetica Nova SAB de CV	533,700	2,624
Megacable Holdings SAB de CV	149,700	612
Mexichem SAB de CV	437,271	1,088
Unifin Financiera SAB de CV SOFOM ENR	564,300	1,932
Wal-Mart de Mexico SAB de CV	2,786,581	6,868

		56,746

Netherlands — 0.0%
VEON Ltd ADR	221,060	849

Norway — 0.1%
Yara International ASA	19,697	907

Panama — 0.0%
Copa Holdings SA, Cl A	4,511	605

Peru — 0.7%
Cia de Minas Buenaventura SAA ADR	231,467	3,259
Credicorp Ltd	50,716	10,520

		13,779

Philippines — 0.8%
Ayala Corp	90,400	1,838
BDO Unibank Inc	2,200,556	7,229
Cebu Air Inc	201,950	405
DMCI Holdings Inc	1,750,500	505
Globe Telecom Inc	10,370	395
GT Capital Holdings Inc	66,455	1,720
International Container Terminal Services Inc	166,080	351
Metropolitan Bank & Trust Co	1,257,210	2,554
Pilipinas Shell Petroleum Corp	798,590	976
Semirara Mining & Power Corp, Cl A	263,280	194
Vista Land & Lifescapes Inc	1,578,400	189

		16,356

Poland — 0.9%
Dino Polska SA *(C)	241,183	5,469
Energa SA	234,489	859
Grupa Lotos SA	15,098	251
KGHM Polska Miedz SA	30,369	972
PLAY Communications SA *(C)	375,904	3,658
Polski Koncern Naftowy ORLEN SA	43,159	1,317
Powszechna Kasa Oszczednosci Bank Polski SA*	290,695	3,707
Powszechny Zaklad Ubezpieczen SA	121,358	1,472

		17,705

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Portugal — 0.2%
Galp Energia SGPS SA, Cl B	234,150	$4,309

Qatar — 0.0%
Industries Qatar QSC	5,690	153
Ooredoo QPSC	30,110	752

		905

Russia — 4.4%
Detsky Mir PJSC	952,100	1,587
Etalon Group PLC GDR	56,800	170
Gazprom PJSC ADR	1,390,124	6,130
LUKOIL PJSC ADR	250,785	14,431
Mail.Ru Group Ltd GDR *	145,968	4,124
Mobile TeleSystems PJSC ADR	134,675	1,372
Novatek PJSC GDR	241	28
Novolipetsk Steel PJSC GDR	120,162	3,067
Rosneft Oil Co PJSC GDR	476,460	2,378
Sberbank of Russia PJSC	714,120	2,793
Sberbank of Russia PJSC ADR	1,882,548	32,020
Severstal PJSC GDR	20,669	318
Surgutneftegas OJSC ADR	112,181	529
X5 Retail Group NV GDR *	335,510	12,672
Yandex NV, Cl A *	239,631	7,848

		89,467

South Africa — 4.7%
African Rainbow Minerals Ltd	66,009	716
Anglo American Platinum Ltd *	10,280	293
AngloGold Ashanti Ltd ADR	58,100	592
Aspen Pharmacare Holdings Ltd	156,719	3,513
AVI Ltd	60,552	541
Barclays Africa Group Ltd	130,100	1,912
Barloworld Ltd	108,942	1,404
Bid Corp Ltd	141,785	3,447
Capitec Bank Holdings Ltd	37,645	3,339
Discovery Ltd	182,923	2,748
Exxaro Resources Ltd	391,219	5,135
FirstRand Ltd	1,614,180	8,768
Foschini Group Ltd/The	195,029	3,109
Gold Fields Ltd ADR	141,115	607
Imperial Holdings Ltd	99,439	2,106
Investec Ltd	73,203	531
JSE Ltd	243,200	3,022
Kumba Iron Ore Ltd	39,562	1,212
Liberty Holdings Ltd	190,704	1,917
Life Healthcare Group Holdings Ltd	1,582,254	3,547
Mondi Ltd	78,801	2,032
Murray & Roberts Holdings Ltd	269,889	264
Naspers Ltd, Cl N	70,149	19,554
Novus Holdings Ltd	26,043	12
Petra Diamonds Ltd *	822,133	867
Pick n Pay Stores Ltd	302,256	1,698

4	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RMB Holdings Ltd	139,580	$893
Sappi Ltd	142,953	1,033
Sasol Ltd	107,285	3,711
SPAR Group Ltd/The	110,108	1,808
Standard Bank Group Ltd	535,338	8,461
Telkom SA SOC Ltd	282,214	1,097
Truworths International Ltd	247,748	1,891
Vodacom Group Ltd	105,907	1,246
Wilson Bayly Holmes-Ovcon Ltd	45,758	575
Woolworths Holdings Ltd/South Africa	241,346	1,273

		94,874

South Korea — 13.1%
Amorepacific Corp (A)	3,000	853
BGF Co Ltd	1	–
BGF retail Co Ltd *	17,850	3,502
CJ CheilJedang Corp (A)	3,767	1,288
CJ O Shopping Co Ltd	6,954	1,501
Com2uSCorp (A)	23,510	2,989
Coway Co Ltd	82,754	7,552
DB Insurance Co Ltd	19,852	1,320
Doosan Bobcat Inc (A)	109,941	3,676
GS Home Shopping Inc	3,528	714
Hana Financial Group Inc	76,368	3,552
Hana Tour Service Inc	12,434	1,196
Hankook Tire Co Ltd	33,651	1,716
Hanmi Pharm Co Ltd *(A)	1,042	569
Hanon Systems	173,727	2,256
Hotel Shilla Co Ltd (A)	8,593	681
Hyosung Corp	21,546	2,808
Hyundai Development Co-Engineering & Construction	23,939	862
Hyundai Marine & Fire Insurance Co Ltd	127,975	5,618
Hyundai Mipo Dockyard Co Ltd *(A)	8,973	660
Hyundai Motor Co	40,211	5,860
Hyundai Robotics Co Ltd *	10,150	3,612
Industrial Bank of Korea	73,832	1,134
ING Life Insurance Korea Ltd (A)(C)	122,823	6,127
Kangwon Land Inc	114,244	3,714
KB Financial Group Inc	32,028	1,897
KB Financial Group Inc ADR	60,897	3,563
KCC Corp	8,106	2,885
Kia Motors Corp	30,674	960
Korea Aerospace Industries Ltd (A)	142,083	6,298
Korea Electric Power Corp	31,351	1,117
KT&G Corp (A)	22,177	2,393
LG Chem Ltd	15,233	5,763
LG Corp	36,803	3,128
LG Electronics Inc (A)	24,943	2,470
LG Household & Health Care Ltd	4,557	5,061
LG Uplus Corp	248,144	3,245
Lotte Chilsung Beverage Co Ltd (A)	1,282	1,592

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lotte Confectionery Co Ltd *(A)	4,779	$652
Lotte Corp	44,729	2,720
LS Corp	15,406	1,043
Mando Corp	26,905	7,753
Meritz Fire & Marine Insurance Co Ltd (A)	40,993	900
NAVER Corp	6,333	5,147
NCSoft Corp (A)	23,793	9,946
Netmarble Games Corp *(A)(C)	2,921	514
NH Investment & Securities Co Ltd	131,878	1,712
Orion Corp/Republic of Korea *(A)	31,938	3,118
Partron Co Ltd (A)	193,598	1,707
POSCO	19,313	5,998
Samsung Electronics Co Ltd	29,145	69,368
Samsung Engineering Co Ltd *	288,340	3,340
Samsung Life Insurance Co Ltd	25,835	3,004
Samsung SDS Co Ltd	1,952	365
Seoul Semiconductor Co Ltd	67,732	1,762
SFA Engineering Corp (A)	86,576	3,134
Shinhan Financial Group Co Ltd	11,348	524
SK Holdings Co Ltd	3,306	874
SK Hynix Inc	272,595	19,479
SK Innovation Co Ltd	12,226	2,335
SK Telecom Co Ltd	23,612	5,889
SK Telecom Co Ltd ADR	345,820	9,652
SPC Samlip Co Ltd (A)	10,475	1,531
Woori Bank	40,734	599

		267,198

Switzerland — 0.2%
Wizz Air Holdings Plc *(C)	93,725	4,666

Taiwan — 9.4%
Accton Technology Corp	1,066,200	3,805
Acer Inc	1,462,000	1,189
Advanced Ceramic X Corp	118,900	1,597
Advanced Semiconductor Engineering Inc	2,490,745	3,195
Airtac International Group	215,681	3,881
Asustek Computer Inc	207,000	1,943
Catcher Technology Co Ltd	232,040	2,564
Cathay Financial Holding Co Ltd	2,445,584	4,394
Chailease Holding Co Ltd	562,404	1,639
Chipbond Technology Corp	479,000	909
Compal Electronics Inc	2,646,000	1,894
CTBC Financial Holding Co Ltd	4,391,000	3,023
Cub Elecparts Inc	21,621	199
Delta Electronics Inc	574,100	2,770
Eclat Textile Co Ltd	51,000	511
Elite Advanced Laser Corp	582,160	2,532
Elite Material Co Ltd	854,400	2,915
eMemory Technology Inc	163,200	2,345
Epistar Corp *	960,000	1,463
First Financial Holding Co Ltd	2,011,480	1,321
FLEXium Interconnect Inc	281,462	1,009

SEI Institutional International Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Formosa Chemicals & Fibre Corp	295,000	$1,021
Foxconn Technology Co Ltd	1,719,570	4,938
Gigabyte Technology Co Ltd	667,000	1,212
HannStar Display Corp	1,511,000	506
Hiwin Technologies Corp	343,312	3,726
Hon Hai Precision Industry Co Ltd	4,721,303	15,109
Hota Industrial Manufacturing Co Ltd	1,370,251	6,778
Hu Lane Associate Inc	207,700	1,065
Inventec Corp	3,942,000	3,147
Kingpak Technology Inc	373,110	3,490
King’s Town Bank Co Ltd	424,000	531
Largan Precision Co Ltd	15,446	2,087
Lite-On Technology Corp	2,185,000	2,977
MediaTek Inc	1,491,079	14,734
Merry Electronics Co Ltd	139,000	911
Micro-Star International Co Ltd	1,539,000	3,962
Nan Ya Plastics Corp	201,000	526
Nanya Technology Corp	1,045,000	2,679
Parade Technologies Ltd	222,600	4,410
Pegatron Corp	828,000	2,005
Phison Electronics Corp	91,000	894
President Chain Store Corp	430,000	4,104
Quanta Computer Inc	267,000	555
Silicon Motion Technology Corp ADR (A)	54,540	2,889
Simplo Technology Co Ltd	38,000	213
Taiwan Semiconductor Manufacturing Co Ltd	6,235,717	48,032
Taiwan Semiconductor Manufacturing Co Ltd ADR	288,803	11,451
Tripod Technology Corp	61,000	191
Walsin Lihwa Corp	427,000	253
Wistron Corp	1	–
Yuanta Financial Holding Co Ltd	4,065,000	1,884

		191,378

Thailand — 2.0%
Bangkok Bank PCL (A)	376,600	2,531
Beauty Community PCL	2,621,200	1,679
CP ALL PCL (A)	1,328,500	3,122
CP ALL PCL NVDR	1,549,000	3,640
Kasikornbank PCL	538,100	3,831
Kiatnakin Bank PCL NVDR (A)	371,900	905
Krung Thai Bank PCL NVDR	2,272,900	1,332
Land & Houses PCL NVDR	2,168,500	699
Minor International PCL NVDR	1,424,000	1,902
Muangthai Leasing PCL	875,100	1,042
PTT Global Chemical PCL	1,080,700	2,798
PTT Global Chemical PCL NVDR	266,300	689
PTT PCL	322,350	4,333
PTT PCL NVDR	65,400	879
Siam Cement PCL/The	61,000	917
Star Petroleum Refining PCL NVDR	312,800	164
Thai Oil PCL	2,099,700	6,674

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thai Oil PCL NVDR	322,400	$1,025
Thanachart Capital PCL NVDR	552,800	954
Tisco Financial Group PCL	276,600	747
Tisco Financial Group PCL NVDR	154,800	418

		40,281

Turkey — 1.8%
Akbank Turk AS	2,007,428	5,215
Anadolu Efes Biracilik Ve Malt Sanayii AS	192,588	1,229
Arcelik AS	339,972	1,930
Aselsan Elektronik Sanayi Ve Ticaret AS (A)	186,689	1,566
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *(A)‡	2,636,441	1,954
Eregli Demir ve Celik Fabrikalari TAS	1,004,742	2,655
Ford Otomotiv Sanayi AS	109,692	1,743
KOC Holding AS	107,066	522
Mavi Giyim Sanayi Ve Ticaret AS, Cl B *(C)	133,500	2,042
TAV Havalimanlari Holding AS	270,328	1,601
Tekfen Holding AS	43,111	193
Tofas Turk Otomobil Fabrikasi AS	265,385	2,311
Turkcell Iletisim Hizmetleri AS	1,234,580	5,040
Turkcell Iletisim Hizmetleri AS ADR (A)	114,135	1,164
Turkiye Garanti Bankasi AS	1,369,118	3,871
Turkiye Is Bankasi, Cl C	506,871	932
Ulker Biskuvi Sanayi AS	373,314	1,937

		35,905

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	298,229	552
Aldar Properties PJSC	4,457,692	2,670
DAMAC Properties Dubai Co PJSC	1,085,072	975
Dubai Investments PJSC	1,589,682	1,043
Dubai Islamic Bank PJSC	1,906,601	3,213
Emaar Development PJSC *	1,664,000	2,306
Emaar Properties PJSC	2,611,962	4,936
Emirates Telecommunications Group Co PJSC	135,148	644
First Abu Dhabi Bank PJSC	231,914	647

		16,986

United Kingdom — 1.3%
Anglo American PLC	137,932	2,848
KAZ Minerals PLC *	829,966	10,043
Mail.Ru Group Ltd GDR *	21,577	624
Novatek PJSC GDR	19,073	2,292
RusHydro PJSC ADR	692,509	831
Tullow Oil PLC *(A)	3,597,778	10,055

		26,693

United States — 0.2%
Bizlink Holding Inc	67,000	628
Globant SA *	50,278	2,336
Qudian Inc ADR *(A)	53,800	675
Sea Ltd ADR *(A)	84,200	1,122

		4,761

6	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vietnam — 0.2%
Vincom Retail JSC *	1,666,000	$3,459

Total Common Stock (Cost $1,531,080) ($ Thousands)		1,904,204

PREFERRED STOCK — 2.4%
Brazil — 1.9%
Banco Bradesco SA *	244,272	2,493
Banco do Estado do Rio Grande do Sul SA	232,000	1,042
Braskem SA	21,700	280
Cia Brasileira de Distribuicao ADR *	282,572	6,660
Cia Energetica de Minas Gerais	488,400	1,012
Itau Unibanco Holding SA	582,396	7,476
Itau Unibanco Holding SA ADR	392,354	5,101
Itausa - Investimentos Itau SA	1,239,010	4,041
Metalurgica Gerdau SA, Cl A	722,800	1,262
Petroleo Brasileiro SA ADR, Cl A *	479,437	4,713
Randon SA Implementos e Participacoes	679,900	1,470
Telefonica Brasil SA	194,600	2,852

		38,402

Colombia — 0.0%
Banco Davivienda SA	45,419	456
Bancolombia SA	40,841	409

		865

South Korea — 0.5%
Samsung Electronics Co Ltd	4,881	9,529

Total Preferred Stock (Cost $45,521) ($ Thousands)		48,796

	Number of Participation Notes

PARTICIPATION NOTES — 1.8%
China — 0.3%
Wuliangye Yibin, Expires 06/29/2020	525,700	6,454

India — 0.1%
Zee Entertainment Enterprises Ltd, Expires 09/03/2019 *	194,847	1,776

Luxembourg — 0.4%
Hoa Phat Group JSC, Expires 11/20/2020 *	786,731	1,605
Mahindra & Mahindra Financial Services, Expires 11/26/2018	780,015	5,781
Savola Group/The, Expires 12/20/2020 *	60,000	625

		8,011

Saudi Arabia — 0.2%
Al Tayyar Travel Group, Expires 03/05/2018	236,863	1,694

Description	Number of Participation Notes		Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
HBSC Bank Savola Group, Expires 01/24/2020		284,680	$2,950

			4,644

Switzerland — 0.5%
Hangzhou Hikvision, Expires 08/22/2018		1,788,489	10,721

United States — 0.1%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *		401,873	2,388

Vietnam — 0.2%
Hoa Phat Group JSC, Expires 07/24/2018 *		1,444,409	2,948

Total Participation Notes (Cost $25,871) ($ Thousands)			36,942

	Shares

EXCHANGE TRADED FUND — 0.4%
United States — 0.4%
iShares MSCI Emerging Markets ETF		170,301	8,024

Total Exchange Traded Fund (Cost $7,882) ($ Thousands)			8,024

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Bizlink Holding Inc, Expires 01/12/2018 *		1,391	3

Total Rights (Cost $—) ($ Thousands)			3

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

SEI Institutional International Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P.
1.350% **†(E)	101,009,536	$101,018

Total Affiliated Partnership (Cost $101,010) ($ Thousands)		101,018

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.040%**†	13,166,939	13,167

Total Cash Equivalent (Cost $13,167) ($ Thousands)		13,167

Total Investments in Securities— 103.8% (Cost $1,724,531) ($ Thousands)		$2,112,154

Percentages are based on Net Assets of $2,035,368 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $95,065 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $48,142 ($ Thousands), representing 2.37% of the Net Assets of the Fund.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $101,018 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

CV — Convertible Security

ETF — Exchange-Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

JSE — Johannesburg Stock Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

RON — Romanian Leu

Ser — Series

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,901,434	$2,770	$–	$1,904,204
Preferred Stock	47,326	1,470	–	48,796
Participation Notes	24,070	12,872	–	36,942
Exchange Traded Fund	8,024	–	–	8,024
Rights	3	–	–	3
Debenture Bond	–	–	–	–
Affiliated Partnership	101,018	–	–	101,018
Cash Equivalent	13,167	–	–	13,167

Total Investments in Securities	$2,095,042	$17,112	$–	$2,112,154

^ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2017, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$154,588	$86,973	$(140,547)	$(3)	$7	$101,018	$148
SEI Daily Income Trust, Government Fund, Cl F	7,827	63,421	(58,081)	—	—	13,167	22

Totals	$162,415	$150,394	$(198,628)	$(3)	$7	$114,185	$170

8	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.2%
Argentina — 0.3%
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	2,529	$144
Argentine Bonos del Tesoro
16.000%, 10/17/2023		9,727	514
Argentine Republic Government International Bond
6.875%, 04/22/2021		$245	267
5.000%, 01/15/2027	EUR	115	143
Provincia de Buenos Aires
9.125%, 03/16/2024		$170	199
Provincia de Cordoba
7.125%, 06/10/2021 (A)		280	302

			1,569

Australia — 2.6%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	645
3.625%, 07/18/2022	EUR	300	416
Commonwealth Bank of Australia MTN
1.375%, 01/22/2019		560	685
Government of Australia
4.500%, 04/15/2020	AUD	540	445
4.500%, 04/21/2033		195	182
4.250%, 04/21/2026		2,200	1,934
3.750%, 04/21/2037		393	336
2.750%, 04/21/2024		1,785	1,419
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,627
Government of Australia, Ser 124
5.750%, 05/15/2021		3,660	3,192
National Australia Bank
5.000%, 03/11/2024		750	647
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	277
1.375%, 04/17/2020		230	286

			12,091

Austria — 1.6%
JAB Holdings BV
1.250%, 05/22/2024		300	366
Republic of Austria
4.150%, 03/15/2037 (A)		115	210
3.650%, 04/20/2022 (A)		290	406
3.150%, 06/20/2044 (A)		475	799
1.950%, 06/18/2019 (A)		2,715	3,377
1.150%, 10/19/2018 (A)		205	249
0.750%, 10/20/2026 (A)		1,592	1,955
Republic of Austria MTN
2.100%, 09/20/2117 (A)		75	96

			7,458

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028		$265	$269

Belgium — 2.4%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	272
Kingdom of Belgium
3.750%, 06/22/2045	EUR	233	415
3.000%, 06/22/2034 (A)		620	948
1.600%, 06/22/2047 (A)		310	365
1.000%, 06/22/2031 (A)		710	851
0.800%, 06/22/2025 (A)		715	888
0.800%, 06/22/2027 (A)		785	957
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		64	123
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020 (A)		2,511	3,363
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		790	1,147
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		1,390	1,684

			11,013

Bermuda — 0.0%
XLIT
3.250%, VAR Euribor 3 Month+2.900%, 06/29/2047		161	195

Brazil — 1.3%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	2,115	2,090
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		7,895	2,449
BRF GmbH
4.350%, 09/29/2026		$200	193
Minerva Luxembourg
6.500%, 09/20/2026 (A)		290	298
Odebrecht Finance
7.125%, 06/26/2042		280	89
4.375%, 04/25/2025		200	59
Petrobras Global Finance
6.250%, 03/17/2024		59	63
5.999%, 01/27/2028 (A)		215	215
Rumo Luxembourg
7.375%, 02/09/2024 (A)		375	403

			5,859

Canada — 7.1%
Bank of Montreal MTN
0.125%, 04/19/2021	EUR	280	338
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	702

SEI Institutional International Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bell Canada
3.350%, 06/18/2019	CAD	29	$24
Bell Canada MTN
4.700%, 09/11/2023		80	69
3.250%, 06/17/2020		95	78
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		2,465	2,085
1.750%, 06/15/2022 (A)		2,465	1,938
Canadian Government Bond
1.000%, 06/01/2027		950	691
CDP Financial
4.400%, 11/25/2019 (A)		$850	883
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	982
Government of Canada
5.750%, 06/01/2033	CAD	1,205	1,411
2.750%, 12/01/2048		400	353
1.750%, 09/01/2019		1,430	1,143
1.500%, 06/01/2026		5,970	4,571
1.250%, 09/01/2018		740	590
1.000%, 09/01/2022		3,620	2,778
0.750%, 03/01/2021		760	588
0.750%, 09/01/2021		955	734
National Bank of Canada
1.500%, 03/25/2021	EUR	345	435
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	958
Province of Manitoba Canada
3.850%, 12/01/2021		710	602
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,370
4.650%, 06/02/2041		540	555
2.800%, 06/02/2048		2,200	1,707
2.600%, 06/02/2025		1,614	1,296
2.400%, 06/02/2026		585	461
Province of Quebec Canada
6.250%, 06/01/2032		720	806
2.750%, 09/01/2025		2,175	1,765
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	540	430
Rogers Communications
4.000%, 06/06/2022	CAD	165	139
Royal Bank of Canada
1.625%, 08/04/2020	EUR	530	665
0.125%, 03/11/2021		560	676
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	420
Yamana Gold
4.950%, 07/15/2024		$286	299

			32,542

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	$306

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,940,600	784
7.750%, 09/18/2030		2,160,100	787
Millicom International Cellular
6.000%, 03/15/2025		$200	212

			1,783

Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	413
2.500%, 08/25/2028		3,030	153

			566

Denmark — 0.6%
Danske Bank
3.875%, VAR EUR Swap Annual 5 Yr+2.625%, 10/04/2023	EUR	375	463
3.500%, 04/16/2018		155	188
2.000%, 09/08/2021 (A)		$360	352
Danske Bank MTN
5.875%, VAR EUR Swap Annual 5 Yr+5.471%, 10/29/2049	EUR	344	469
5.375%, VAR ICE LIBOR GDP 3 Month+1.940%, 09/29/2021	GBP	170	237
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,625	443
1.500%, 11/15/2023		4,025	706

			2,858

Egypt — 0.1%
Egypt Government International Bond MTN
7.500%, 01/31/2027 (A)		$282	312

Finland — 0.2%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	135	213
1.500%, 04/15/2023 (A)		235	305
0.500%, 09/15/2027 (A)		290	345

			863

France — 5.4%
BNP Paribas
4.625%, 03/13/2027 (A)		$380	405
BNP Paribas MTN
2.950%, 05/23/2022 (A)		795	797
2.375%, 05/20/2024	EUR	155	206
BPCE
5.250%, 04/16/2029	GBP	100	165

2	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
BPCE MTN
1.125%, 01/18/2023	EUR	300	$369
BPCE SFH
1.750%, 11/29/2019		600	749
BPCE SFH MTN
3.750%, 09/13/2021		200	274
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	146
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047		200	284
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 12/31/2049		476	647
Credit Agricole MTN
1.875%, 12/20/2026		200	252
1.375%, 05/03/2027		900	1,111
Dexia Credit Local MTN
2.000%, 01/22/2021		200	255
1.625%, 10/29/2018		565	690
1.375%, 09/18/2019		500	618
0.625%, 01/21/2022		1,550	1,905
Electricite de France MTN
5.500%, 03/27/2037	GBP	200	349
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 12/12/2049	EUR	200	271
Engie MTN
0.875%, 03/27/2024		300	365
Europcar Groupe
5.750%, 06/15/2022		145	182
French Republic Government Bond OAT
4.000%, 10/25/2038		345	611
3.500%, 04/25/2020		680	892
3.250%, 05/25/2045		1,230	1,992
2.500%, 05/25/2030		885	1,255
2.000%, 05/25/2048 (A)		315	399
1.750%, 05/25/2023		550	723
1.750%, 06/25/2039 (A)		60	76
1.750%, 05/25/2066 (A)		165	188
1.250%, 05/25/2036 (A)		760	896
1.000%, 05/25/2027		1,195	1,482
0.000%, 05/25/2020		373	453
0.000%, 05/25/2021		930	1,128
0.000%, 05/25/2022		1,448	1,749
Groupama
6.000%, 01/23/2027		200	303
La Financiere Atalian
4.000%, 05/15/2024		160	200
Loxam SAS
6.000%, 04/15/2025 (A)		150	196
4.250%, 04/15/2024 (A)		190	243

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
RCI Banque MTN
1.250%, 06/08/2022	EUR	200	$247
0.375%, 07/10/2019		450	543
SNCF Reseau
1.125%, 05/25/2030		200	239
Societe Generale
6.750%, VAR EUR Swap Annual 5 Yr+5.538%, 10/07/2166		397	534
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	524

			24,913

Germany — 6.3%
Allianz
5.625%, VAR Euribor 3 Month+5.000%, 10/17/2042	EUR	200	292
3.099%, VAR Euribor 3 Month+3.350%, 07/06/2047		100	132
Bundesobligation
0.250%, 10/11/2019		1,280	1,562
0.250%, 10/16/2020		1,150	1,412
0.000%, 04/08/2022 (B)		1,815	2,206
0.000%, 10/07/2022 (B)		6,620	8,023
Bundesrepublik Deutschland
4.000%, 01/04/2037		1,560	2,865
3.250%, 07/04/2042		1,000	1,750
2.500%, 07/04/2044		177	276
2.500%, 08/15/2046		130	205
0.250%, 02/15/2027		1,435	1,706
0.237%, 08/15/2026 (B)		1,532	1,794
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		120	231
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		195	375
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	442
innogy Finance BV MTN
4.750%, 01/31/2034		100	166
1.000%, 04/13/2025	EUR	170	206
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	812
0.500%, 09/15/2027	EUR	510	607
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	1,110	811
2.800%, 02/17/2021	AUD	1,230	971
1.125%, 09/15/2032	EUR	500	610
Volkswagen International Finance
2.700%, VAR EUR Swap Annual 5 Yr+2.540%, 12/31/2049		300	371
1.125%, 10/02/2023		600	735
0.500%, 03/30/2021		200	242

			28,802

SEI Institutional International Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Guernsey — 0.2%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	570	$706

Hungary — 0.1%
Republic of Hungary
3.000%, 06/26/2024	HUF	75,010	318

Indonesia — 0.1%
Republic of Indonesia MTN
2.150%, 07/18/2024 (A)	EUR	200	252

Ireland — 2.1%
AIB Mortgage Bank MTN
0.625%, 07/27/2020		305	374
Allied Irish Banks MTN
7.375%, VAR EUR Swap Annual 5 Yr+7.339%, 12/29/2049		200	271
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025		177	231
Ardagh Packaging Finance
4.125%, 05/15/2023 (A)		245	312
Bank of Ireland
7.375%, VAR EUR Swap Annual 5 Yr+6.956%, 12/29/2049		400	538
1.750%, 03/19/2019		450	554
Bank of Ireland MTN
10.000%, 12/19/2022		100	169
0.375%, 05/07/2022		555	674
Europcar Groupe
4.125%, 11/15/2024 (A)		100	120
Ireland Government Bond
4.500%, 10/18/2018		235	293
4.500%, 04/18/2020		300	402
4.400%, 06/18/2019		600	772
3.400%, 03/18/2024		185	265
2.000%, 02/18/2045		265	334
1.000%, 05/15/2026		2,565	3,159
0.800%, 03/15/2022		300	374
Ryanair
1.125%, 08/15/2023		580	705

			9,547

Israel — 0.2%
Israel Government Bond
4.250%, 03/31/2023	ILS	2,521	878
Teva Pharmaceutical Finance Netherlands II
1.125%, 10/15/2024	EUR	220	229

			1,107

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Italy — 6.1%
Assicurazioni Generali MTN
7.750%, VAR Euribor 3 Month+7.113%, 12/12/2042	EUR	300	$464
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		380	536
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.000%, 02/15/2023 (A)		110	131
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	137
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	274
5.625%, 08/14/2024		160	263
1.000%, 09/16/2024	EUR	225	274
FCA Bank MTN
2.875%, 01/26/2018		210	253
2.625%, 04/17/2019		350	434
Intesa Sanpaolo
7.750%, VAR EUR Swap Annual 5 Yr+7.192%, 07/11/2166		200	292
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		$200	205
3.928%, 09/15/2026	EUR	165	217
3.500%, 01/17/2022		200	269
0.625%, 03/23/2023		300	366
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022		690	1,014
5.000%, 08/01/2034		230	363
5.000%, 09/01/2040		365	573
4.750%, 09/01/2044 (A)		240	369
3.750%, 05/01/2021		386	516
3.750%, 09/01/2024		870	1,204
3.500%, 03/01/2030 (A)		3,285	4,428
3.450%, 03/01/2048 (A)		435	542
2.700%, 03/01/2047 (A)		567	620
2.500%, 12/01/2024		430	553
2.050%, 08/01/2027		135	163
2.000%, 12/01/2025		180	221
1.500%, 08/01/2019		740	912
1.350%, 04/15/2022		4,267	5,278
1.250%, 12/01/2026		1,275	1,460
1.200%, 04/01/2022		560	689
0.900%, 08/01/2022		525	635
0.700%, 05/01/2020		315	384
0.350%, 06/15/2020		1,390	1,681
0.300%, 10/15/2018		480	580
UniCredit MTN
6.950%, 10/31/2022		361	533
3.000%, 01/31/2024		240	332

4	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Unione di Banche Italiane
1.000%, 01/27/2023	EUR	185	$229
Wind Tre
3.125%, 01/20/2025 (A)		100	117
2.625%, 01/20/2023 (A)		200	235

			27,746

Japan — 18.2%
Development Bank of Japan
2.300%, 03/19/2026	JPY	80,000	835
1.050%, 06/20/2023		90,000	841
Government of Japan 5 Year Bond
0.200%, 06/20/2019		169,000	1,507
0.100%, 12/20/2019		880,350	7,849
0.100%, 03/20/2020		410,800	3,665
Government of Japan 10 Year Bond
0.900%, 06/20/2022		748,750	6,946
0.100%, 06/20/2026		457,750	4,097
0.100%, 03/20/2027		168,150	1,503
0.100%, 06/20/2027		64,800	579
Government of Japan 20 Year Bond
1.900%, 09/20/2022		189,850	1,845
1.700%, 06/20/2033		1,220,450	13,071
1.400%, 09/20/2034		444,650	4,586
1.000%, 12/20/2035		50,000	484
0.500%, 09/20/2036		459,900	4,078
0.200%, 06/20/2036		169,400	1,425
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	507
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	596
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		877,850	9,368
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	618
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		111,700	1,165
Government of Japan 30 Year Bond
0.800%, 09/20/2047		130,850	1,159
0.300%, 06/20/2046		134,250	1,046
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		85,400	1,024
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		253,200	3,000
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,447
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	2,883
Government of Japan 40 Year Bond
0.400%, 03/20/2056		304,100	2,226
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		15,400	178

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan CPI Linked Bond
0.100%, 03/10/2026	JPY	343,142	$3,224
Japan Finance Organization for Municipalities
1.900%, 06/22/2018		90,000	806
Mitsubishi UFJ Financial Group MTN
0.872%, 09/07/2024	EUR	395	472

			83,030

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	386

Luxembourg — 0.1%
Altice Finco
4.750%, 01/15/2028 (A)	EUR	100	114
Arena Luxembourg Finance Sarl
2.875%, 11/01/2024		165	203
INEOS Finance
2.125%, 11/15/2025 (A)		100	119

			436

Malaysia — 0.7%
Malaysia Government Bond
4.181%, 07/15/2024	MYR	3,360	841
4.048%, 09/30/2021		3,380	849
3.955%, 09/15/2025		3,440	844
3.795%, 09/30/2022		3,430	850

			3,384

Mexico — 2.5%
CEMEX Finance
4.625%, 06/15/2024	EUR	110	143
Mexican Bonos
8.000%, 06/11/2020	MXN	49,301	2,540
7.750%, 11/13/2042		11,690	594
7.500%, 06/03/2027		2,285	116
6.500%, 06/09/2022		22,900	1,120
5.750%, 03/05/2026		11,907	538
Mexican Bonos, Ser M
6.500%, 06/10/2021		8,751	432
Mexican Bonos, Ser M20
10.000%, 12/05/2024		61,732	3,557
7.750%, 05/29/2031		28,570	1,461
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	715
Petroleos Mexicanos MTN
3.750%, 02/21/2024	EUR	200	260

			11,476

Netherlands — 3.0%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5
Yr+5.452%, 12/31/2049		400	524

SEI Institutional International Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Aegon MTN
6.625%, 12/16/2039	GBP	165	$349
Constellium
4.250%, 02/15/2026 (A)	EUR	100	120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, VAR EUR Swap Annual 5 Yr+1.400%, 05/26/2026		260	330
Cooperatieve Rabobank UA
6.625%, VAR EUR Swap Annual 5 Yr+6.697%, 12/29/2049		200	278
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	321
4.625%, 05/23/2029		130	207
ING Groep
3.150%, 03/29/2022		$330	334
Kingdom of Netherlands
4.000%, 01/15/2037 (A)	EUR	855	1,563
3.750%, 01/15/2042 (A)		40	75
2.750%, 01/15/2047 (A)		35	57
2.000%, 07/15/2024 (A)		775	1,046
1.250%, 01/15/2019 (A)		335	410
0.750%, 07/15/2027 (A)		470	576
0.500%, 07/15/2026 (A)		570	691
0.250%, 01/15/2020		3,845	4,697
0.250%, 07/15/2025 (A)		922	1,107
MARB BondCo
7.000%, 03/15/2024 (A)		$282	283
Shell International Finance
2.000%, 11/15/2018		560	560

			13,528

New Zealand — 3.3%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	8,750	7,221
4.500%, 04/15/2027		1,170	951
3.000%, 04/15/2020		5,705	4,157
2.500%, 09/20/2035		1,718	1,396
2.000%, 09/20/2025		610	481
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		1,100	833
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	122

			15,161

Norway — 0.5%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049		$355	382
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		800	799

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Norway Government Bond
2.000%, 05/24/2023 (A)	NOK	2,680	$341
1.750%, 02/17/2027 (A)		4,305	534

			2,056

Panama — 0.1%
Carnival
1.875%, 11/07/2022	EUR	390	498

Poland — 1.8%
Republic of Poland
4.000%, 10/25/2023	PLN	2,809	861
3.250%, 07/25/2025		4,755	1,380
2.500%, 07/25/2018		710	206
2.500%, 07/25/2026		4,550	1,238
2.500%, 07/25/2027		1,770	476
1.750%, 07/25/2021		5,940	1,679
1.500%, 04/25/2020		1,100	314
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,045	321
Republic of Poland Government International Bond
0.670%, 11/15/2018	JPY	200,000	1,779

			8,254

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	300	403
EDP Finance MTN
2.000%, 04/22/2025		370	469
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		425	605
4.100%, 04/15/2037 (A)		145	207
2.200%, 10/17/2022 (A)		775	1,007

			2,691

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	268

Singapore — 1.8%
Singapore Government Bond
4.000%, 09/01/2018	SGD	340	258
3.500%, 03/01/2027		1,040	875
3.125%, 09/01/2022		2,255	1,793
3.000%, 09/01/2024		2,649	2,114
2.250%, 08/01/2036		250	184
2.000%, 07/01/2020		3,260	2,459
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	489

			8,172

6	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	$108

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	379

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	527
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	854
1.500%, 12/10/2026		994,000	855

			2,236

Spain — 4.4%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	630
3.750%, 12/14/2022		600	838
Banco Bilbao Vizcaya Argentaria
8.875%, VAR EUR Swap Annual 5 Yr+9.177%, 12/29/2049		200	284
5.875%, VAR EUR Swap Annual 5 Yr+5.779%, 08/24/2166		200	260
Banco de Sabadell
0.875%, 11/12/2021		400	493
Banco Popular Espanol
3.750%, 01/22/2019		100	125
2.125%, 10/08/2019		100	125
Banco Santander
6.750%, VAR EUR Swap Annual 5 Yr+6.803%, 07/25/2166		200	273
Bankia
0.875%, 01/21/2021		300	369
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049		200	267
1.250%, 01/11/2027		500	615
0.313%, VAR Euribor 3 Month+0.075%, 01/09/2018		200	240
Criteria Caixa SAU MTN
1.500%, 05/10/2023		300	363
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	631
Gas Natural Fenosa Finance BV
3.375%, VAR EUR Swap Annual 9 Yr+3.079%, 12/29/2049		100	126
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	361
Government of Spain
6.000%, 01/31/2029		320	550
4.900%, 07/30/2040 (A)		275	463

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.700%, 07/30/2041 (A)	EUR	319	$525
2.900%, 10/31/2046 (A)		525	639
2.750%, 10/31/2024 (A)		406	549
1.950%, 04/30/2026 (A)		3,850	4,876
1.950%, 07/30/2030 (A)		85	102
1.400%, 01/31/2020		935	1,161
1.300%, 10/31/2026 (A)		474	568
1.150%, 07/30/2020		645	800
0.750%, 07/30/2021		252	310
0.400%, 04/30/2022		700	846
Grifols
3.200%, 05/01/2025		110	134
Iberdrola Finanzas MTN
1.000%, 03/07/2025		500	603
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		465	663
Kutxabank
1.250%, 09/22/2025		300	373
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	366
Santander Issuances MTN
3.250%, 04/04/2026		300	396
Telefonica Emisiones MTN
5.375%, 02/02/2018	GBP	185	251

			20,175

Supra-National — 1.9%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	70,000	753
EUROFIMA MTN
6.250%, 12/28/2018	AUD	1,940	1,579
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	685
0.500%, 07/11/2025		695	841
European Investment Bank
1.900%, 01/26/2026	JPY	129,100	1,324
European Investment Bank MTN
6.000%, 08/06/2020	AUD	930	794
1.250%, 05/12/2025	SEK	7,500	936
International Bank for Reconstruction & Development MTN
3.500%, 01/22/2021	NZD	1,120	817
2.800%, 01/13/2021	AUD	1,230	972

			8,701

Sweden — 0.9%
Intrum Justitia
2.750%, 07/15/2022 (A)	EUR	330	398
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049		$280	302
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (A)		483	520

SEI Institutional International Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Skandinaviska Enskilda Banken
5.750%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049		$265	$274
2.134%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)		200	201
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	431
3.500%, 03/30/2039		375	63
1.000%, 11/12/2026		1,725	219
0.750%, 05/12/2028		5,945	724
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	477
Sweden Government Bond,
Ser 1052 4.250%, 03/12/2019		3,630	470
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	213

			4,292

Switzerland — 1.3%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.210%, 09/01/2024		$340	357
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	271
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)		$270	308
Dufry Finance
4.500%, 08/01/2023	EUR	220	277
Government of Switzerland
3.000%, 05/12/2019	CHF	110	119
2.000%, 04/28/2021		735	821
2.000%, 05/25/2022		75	85
1.500%, 04/30/2042		205	266
1.250%, 06/11/2024		405	459
LafargeHolcim Sterling Finance Netherlands BV MTN
3.000%, 05/12/2032	GBP	350	469
Swiss Reinsurance via ELM
2.600%, VAR Euribor 6 Month+3.050%, 09/01/2166	EUR	220	277
UBS
3.875%, 12/02/2019		205	266
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026		200	269
UBS Group
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049		540	737
UBS Group Funding Switzerland
4.125%, 09/24/2025 (A)		$220	231

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.750%, 11/16/2022	EUR	427	$543

			5,755

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	422
4.675%, 06/29/2044		12,325	483
3.650%, 12/17/2021		11,020	363
3.625%, 06/16/2023		5,375	179

			1,447

Turkey — 0.2%
Coca-Cola Icecek
4.215%, 09/19/2024		$360	365
Turkey Government International Bond
5.125%, 05/18/2020	EUR	200	263
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021		185	224

			852

United Kingdom — 8.9%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	399
Arqiva Financing MTN
4.040%, 06/30/2020		220	313
Aviva MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.480%, 07/03/2044	EUR	223	302
3.375%, VAR Euribor 3 Month+3.550%, 12/04/2045		280	365
Bank of Scotland MTN
4.750%, 06/08/2022		455	656
Barclays MTN
3.125%, 01/17/2024	GBP	235	332
2.625%, VAR EUR Swap Annual 5 Yr+2.450%, 11/11/2025	EUR	365	456
1.875%, 03/23/2021		575	723
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	306
BG Energy Capital MTN
5.000%, 11/04/2036		100	183
BP Capital Markets MTN
1.117%, 01/25/2024	EUR	165	204
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	13	22
5.952%, 01/22/2035		20	39
Centrica MTN
4.250%, 09/12/2044		100	157
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	400	475
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	291
Coca-Cola European Partners
2.375%, 05/07/2025		400	526

8	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Crh Finance UK MTN
4.125%, 12/02/2029	GBP	250	$389
Delphi Automotive
1.500%, 03/10/2025	EUR	420	517
EC Finance
2.375%, 11/15/2022 (A)		100	123
FCE Bank MTN
1.615%, 05/11/2023		510	636
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	399
HBOS Capital Funding
6.461%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+2.850%, 11/29/2049		115	162
Heathrow Funding MTN
6.000%, 03/20/2020		100	149
2.750%, 08/09/2049		160	204
1.875%, 05/23/2022	EUR	750	958
HSBC Holdings
6.750%, 09/11/2028	GBP	200	362
6.000%, VAR EUR Swap Annual 5 Yr+5.338%, 12/29/2049	EUR	345	484
Imperial Brands Finance
0.500%, 07/27/2021		150	181
International Game Technology
4.750%, 02/15/2023		160	217
Lecta
6.500%, 08/01/2023 (A)		113	139
Legal & General Group MTN
5.375%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+4.580%, 10/27/2045	GBP	135	208
Lloyds Banking Group MTN
1.000%, 11/09/2023	EUR	280	339
Nationwide Building Society MTN
4.625%, 02/08/2021		550	756
4.125%, VAR EUR Swap Annual 5 Yr+3.300%, 03/20/2023		295	357
0.500%, 10/29/2019		345	418
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	321
5.625%, 04/29/2033		70	130
Royal Bank of Scotland MTN
3.875%, 10/19/2020	EUR	123	164
Royal Bank of Scotland Group
7.640%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		$200	198
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	602
Santander UK
6.222%, VAR ICE LIBOR GDP 3 Month+1.130%, 05/29/2049	GBP	170	230

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Santander UK MTN
4.250%, 04/12/2021	EUR	350	$479
3.625%, 01/14/2026	GBP	100	148
1.125%, 01/14/2022	EUR	330	408
SSE MTN
0.875%, 09/06/2025		395	469
Standard Chartered
2.888%, VAR ICE LIBOR USD 3 Month+1.510%, (A)		$500	467
Standard Chartered MTN
5.125%, 06/06/2034	GBP	100	152
3.625%, 11/23/2022	EUR	160	215
Thames Water Utilities Cayman Finance MTN
4.625%, 06/04/2046	GBP	155	272
TSB Banking Group MTN
5.750%, VAR ICE LIBOR GDP 3 Month+3.430%, 05/06/2026		104	156
United Kingdom Gilt
4.750%, 12/07/2030		115	217
4.500%, 12/07/2042		230	482
4.250%, 12/07/2027		715	1,244
4.250%, 06/07/2032		1,720	3,152
4.250%, 03/07/2036		435	827
4.250%, 09/07/2039		370	727
4.250%, 12/07/2040		100	199
3.750%, 09/07/2021		945	1,426
3.750%, 07/22/2052		80	167
3.500%, 01/22/2045		1,445	2,670
3.250%, 01/22/2044		400	705
2.500%, 07/22/2065		1,340	2,370
2.000%, 09/07/2025		180	261
1.750%, 07/22/2019		1,860	2,567
1.500%, 01/22/2021		600	835
1.250%, 07/22/2018		191	260
1.250%, 07/22/2027		1,015	1,376
0.750%, 07/22/2023		2,360	3,172
Virgin Media Finance MTN
4.500%, 01/15/2025	EUR	121	152
Wales & West Utilities Finance
6.250%, 11/30/2021	GBP	240	386
Western Power Distribution
5.750%, 04/16/2032		100	184
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	348

			40,885

United States — 5.5%
AbbVie
1.375%, 05/17/2024	EUR	220	270
American Express Credit
0.625%, 11/22/2021		367	446

SEI Institutional International Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
American International Group
2.221%, VAR ICE LIBOR GDP 3 Month+1.705%, 03/15/2067	GBP	150	$188
Amgen
1.250%, 02/25/2022	EUR	550	683
AT&T
3.550%, 09/14/2037	GBP	205	279
1.050%, 09/04/2023	EUR	720	871
Bank of America MTN
2.375%, 06/19/2024		835	1,099
1.625%, 09/14/2022		261	330
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	204
0.223%, VAR Euribor 3 Month+0.550%, 09/14/2018		375	451
Belden
3.375%, 07/15/2027		100	121
3.375%, 07/15/2027		127	154
Berkshire Hathaway
0.625%, 01/17/2023		265	320
0.500%, 03/13/2020		225	273
Carnival
1.625%, 02/22/2021		180	226
Citigroup MTN
0.750%, 10/26/2023		735	884
Discovery Communications
2.500%, 09/20/2024	GBP	255	341
Dover MTN
2.125%, 12/01/2020	EUR	267	338
FedEx
1.000%, 01/11/2023		560	684
Fidelity National Information Services
0.400%, 01/15/2021		284	340
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	342
General Electric
1.500%, 05/17/2029	EUR	170	204
General Motors Financial MTN
0.955%, 09/07/2023		840	1,006
General Motors Financial International MTN
0.850%, 02/23/2018		1,400	1,684
Goldman Sachs Group MTN
2.000%, 07/27/2023		900	1,148
1.625%, 07/27/2026		170	207
Honeywell International
1.300%, 02/22/2023		520	648
Kinder Morgan
1.500%, 03/16/2022		270	336
Kraft Heinz Foods
1.500%, 05/24/2024		220	269
Liberty Mutual Finance Europe
1.750%, 03/27/2024 (A)		163	202

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mastercard
1.100%, 12/01/2022	EUR	445	$551
McKesson
1.500%, 11/17/2025		278	339
0.625%, 08/17/2021		355	429
Morgan Stanley
1.875%, 03/30/2023		490	624
0.557%, 05/22/2018	JPY	300,000	2,668
Morgan Stanley MTN
2.625%, 03/09/2027	GBP	295	407
1.375%, 10/27/2026	EUR	360	433
National Capital Trust I
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 12/17/2018 (A)	GBP	35	49
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 09/29/2049		150	210
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	363
Nordea Bank MTN
2.250%, 05/27/2021 (A)		$425	422
Philip Morris International
0.625%, 11/08/2024	EUR	285	336
Philip Morris International MTN
1.875%, 03/03/2021		300	379
PVH
3.125%, 12/15/2027 (A)		156	190
Quintiles IMS
2.875%, 09/15/2025		220	266
US Bancorp MTN
0.850%, 06/07/2024		701	846
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)		170	183
Verizon Communications MTN
4.750%, 02/17/2034		GBP170	274
4.050%, 02/17/2025		AUD680	534
Wells Fargo MTN
2.000%, 04/27/2026		EUR210	270
1.375%, 10/26/2026		280	342
Wells Fargo Bank MTN
5.250%, 08/01/2023		GBP350	557

			25,220

Uruguay — 0.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)		UYU3,181	117
8.500%, 03/15/2028 (A)		2,325	80

			197

Total Global Bonds (Cost $422,542) ($ Thousands)			430,662

10	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.9%
Agency Mortgage-Backed Obligation — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
3.402%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027	$490	$502
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.152%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	113	115
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.352%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	183	190
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.452%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	276	284
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
7.902%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	250	306
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.752%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	356	360
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.002%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	511

		2,268

Non-Agency Mortgage-Backed Obligation — 1.4%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.415%, 09/25/2034 (C)	21	21
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
3.244%, 05/25/2035 (C)	275	277
COMM Mortgage Trust, Ser 2012-CR4, Cl A3
2.853%, 10/15/2045	130	130
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/2045	125	124
COMM Mortgage Trust, Ser 2013-CR6, Cl D
4.067%, 03/10/2046 (A)(C)	515	473
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	120	122
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	120	123
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	$75	$77
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	60	63
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	180	188
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	155	158
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	50	52
COMM Mortgage Trust, Ser 2016-DC2, Cl A5
3.765%, 02/10/2049	140	147
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.577%, 04/15/2037	20	19
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	85	87
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	165	173
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/2049	80	82
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
3.552%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2023	21	21
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
2.927%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	203	204
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.237%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	423	478
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
3.477%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2028	200	202
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.802%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	108
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.678%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	94	95
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.852%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	569	576

SEI Institutional International Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.902%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029		$153	$170
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.852%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029		224	226
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
5.020%, 04/10/2047 (A)(C)		80	53
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/2035 (C)		63	60
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A3A1
3.538%, 09/15/2047		185	191
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051		6	6
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
2.745%, VAR LIBOR USD 1 Month+1.500%, 02/12/2051		73	72
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045		129	130
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/2034 (C)		61	61
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.150%, 04/15/2041 (C)		22	22
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2 2.458%, 03/10/2049 (A)		159	156
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.408%, 10/12/2052 (A)(C)		10	1
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
4.408%, 10/12/2052 (A)(C)		15	10
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A3
3.337%, 12/15/2049		155	158
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(C)		135	136
TAGUS-Sociedade de Titularizacao de Creditos, Ser 2014-2, Cl SNR
2.980%, 02/16/2018	EUR	28	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	$100	$102
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	71
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	120	122
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.410%, 09/15/2058	80	82
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A4
3.560%, 01/15/2059	140	145
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	205	205
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	125	125
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl D
5.766%, 04/15/2045 (A)(C)	55	54

		6,465

Total Mortgage-Backed Securities (Cost $8,598) ($ Thousands)		8,733

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bond STRIPS
2.974%, 08/15/2045 (B)	1,070	497
2.865%, 11/15/2045 (B)	1,030	474
U.S. Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	1,207	1,196
U.S. Treasury Note
1.000%, 09/30/2019	2,170	2,138
United States Treasury Bill
1.272%, 03/01/2018 (B)	2,725	2,719

Total U.S. Treasury Obligations (Cost $7,027) ($ Thousands)		7,024

CORPORATE OBLIGATIONS — 1.5%

United States — 1.5%
Altria Group
4.750%, 05/05/2021	180	193
Anthem
2.300%, 07/15/2018	150	150

12	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
4.908%, 07/23/2025	$375	$399
Community Health Systems
6.250%, 03/31/2023	175	158
5.125%, 08/01/2021	98	88
Dell International
5.450%, 06/15/2023 (A)	240	259
Goldman Sachs Group
2.625%, 04/25/2021	425	425
2.375%, 01/22/2018	2,400	2,400
Hess
4.300%, 04/01/2027	333	334
Hewlett Packard Enterprise
4.900%, 10/15/2025	185	195
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	37	34
4.875%, 04/15/2020 (A)	137	131
Nabors Industries
5.500%, 01/15/2023	187	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Funding
3.300%, 03/08/2022	$150	$154
QEP Resources
5.250%, 05/01/2023	108	109
Santander Holdings USA
3.700%, 03/28/2022 (A)	460	466
Seagate
4.875%, 03/01/2024 (A)	85	86
Seagate HDD Cayman
4.750%, 06/01/2023	17	17
4.750%, 01/01/2025	123	121
Societe Generale MTN
2.500%, 04/08/2021 (A)	500	497
Tenet Healthcare
4.375%, 10/01/2021	110	110
Uniti Group
6.000%, 04/15/2023 (A)	162	159

Total Corporate Obligations (Cost $6,670) ($ Thousands)		6,666

Total Investments in Securities— 99.1% (Cost $444,837) ($ Thousands)		$453,085

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 10-Year Bond	(9)	Mar-2018	$(900)	$(909)	$1
Australian 3-Year Bond	159	Mar-2018	13,505	13,816	(59)
Canadian 10-Year Bond	19	Mar-2018	2,006	2,044	(21)
Canadian 10-Year Bond	(17)	Mar-2018	(1,807)	(1,829)	21
Euro	(180)	Feb-2018	(26,716)	(27,170)	(454)
Euro-Bob	(4)	Mar-2018	(624)	(632)	4
Euro-Bob	7	Mar-2018	1,096	1,106	(1)
Euro-BTP	(5)	Mar-2018	(823)	(817)	20
Euro-Bund	(55)	Mar-2018	(10,600)	(10,678)	58
Euro-Bund	(53)	Mar-2018	(10,257)	(10,290)	95
Euro-Buxl 30 Year Bond	2	Mar-2018	392	394	(3)
Euro-Buxl 30 Year Bond	14	Mar-2018	2,764	2,755	(45)
Euro-OAT	(4)	Mar-2018	(747)	(745)	7
Euro-OAT	29	Mar-2018	5,390	5,404	(60)
Euro-Schatz	(55)	Mar-2018	(7,270)	(7,395)	11
Euro-Schatz	33	Mar-2018	4,409	4,437	(3)
Japanese 10-Year Bond	12	Mar-2018	16,058	16,062	(8)
Japanese 10-Year Bond E-MINI	(34)	Mar-2018	(4,546)	(4,553)	(1)
Japanese 10-Year Bond E-MINI	1	Mar-2018	134	134	–
Long Gilt 10-Year Bond	(17)	Mar-2018	(2,840)	(2,878)	(14)
Long Gilt 10-Year Bond	2	Mar-2018	339	339	–
U.S. 10-Year Treasury Note	7	Mar-2018	873	868	(5)
U.S. 10-Year Treasury Note	(91)	Mar-2018	(11,281)	(11,288)	(7)
U.S. 2-Year Treasury Note	(25)	Mar-2018	(5,364)	(5,353)	12
U.S. 2-Year Treasury Note	8	Mar-2018	1,715	1,713	(3)

SEI Institutional International Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 5-Year Treasury Note	(33)	Mar-2018	$(3,853)	$(3,833)	$20
U.S. 5-Year Treasury Note	(105)	Mar-2018	(12,205)	(12,197)	8
U.S. Long Treasury Bond	(1)	Mar-2018	(153)	(153)	–
U.S. Long Treasury Bond	11	Mar-2018	1,679	1,683	4
U.S. Ultra Long Treasury Bond	(12)	Mar-2018	(1,993)	(2,012)	(19)
U.S. Ultra Long Treasury Bond	12	Mar-2018	1,998	2,012	13
Ultra 10-Year U.S. Treasury Note	1	Mar-2018	134	134	(1)
Ultra 10-Year U.S. Treasury Note	7	Mar-2018	930	935	5

			$(48,557)	$(48,896)	$(425)

A list of the forward foreign currency contracts held by the Fund at December 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	01/29/18	EUR	14,412	USD	17,021	(311)
ANZ	03/07/18	NZD	6,388	USD	4,423	(115)
ANZ	03/07/18	AUD	9,659	USD	7,337	(216)
Bank of America	01/09/18	USD	279	EUR	235	3
Bank of America	01/09/18	AUD	475	USD	362	(10)
Bank of America	01/09/18	GBP	18,857	USD	25,489	(24)
Barclays PLC	01/09/18	USD	17	SEK	141	—
Barclays PLC	01/09/18	CHF	170	USD	172	(3)
Barclays PLC	01/09/18	USD	274	GBP	204	2
Barclays PLC	01/09/18	EUR	23,063	USD	27,456	(248)
BNP Paribas	01/09/18	USD	1,191	EUR	998	8
BNP Paribas	01/09/18	JPY	3,357,830	USD	29,979	161
BNP Paribas	02/07/18	EUR	522	USD	628	—
Brown Brothers Harriman	01/18/18	USD	182	CAD	232	3
Brown Brothers Harriman	02/02/18	USD	67	GBP	50	1
Brown Brothers Harriman	02/02/18	GBP	350	USD	470	(4)
Brown Brothers Harriman	02/07/18	USD	525	ZAR	7,052	41
Brown Brothers Harriman	02/07/18	ZAR	7,559	USD	555	(52)
Brown Brothers Harriman	02/22/18	USD	129	MXN	2,498	(3)
Brown Brothers Harriman	02/28/18	USD	393	TRY	1,539	7
Brown Brothers Harriman	03/12/18	EUR	758	USD	897	(16)
Brown Brothers Harriman	03/28/18	SEK	7,649	USD	907	(32)
BT Brokerage	01/09/18 - 02/07/18	EUR	1,033	USD	1,235	(7)
BT Brokerage	01/09/18	SGD	1,424	USD	1,059	(7)
BT Brokerage	01/09/18	SEK	3,003	USD	359	(8)
BT Brokerage	01/09/18	MXN	52,338	USD	2,791	119
CIBC	01/09/18	USD	1,956	CAD	2,500	40
Citigroup	01/03/18	USD	652	BRL	2,144	(6)
Citigroup	01/03/18	BRL	2,077	USD	627	1
Citigroup	01/09/18	USD	60	AUD	80	3
Citigroup	01/09/18	USD	61	SEK	510	2
Citigroup	01/09/18	USD	122	CAD	156	3
Citigroup	01/09/18	USD	182	GBP	136	2
Citigroup	01/09/18	AUD	188	USD	142	(5)
Citigroup	01/09/18	USD	203	NOK	1,681	3
Citigroup	01/09/18	EUR	562	USD	672	(3)
Citigroup	01/09/18 - 03/12/18	USD	685	EUR	578	11

14	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	01/09/18	NOK	1,143	USD	138	(1)
Citigroup	01/09/18	NZD	1,394	USD	960	(31)
Citigroup	01/09/18	ILS	3,023	USD	864	(7)
Citigroup	01/09/18	SEK	3,477	USD	415	(10)
Citigroup	01/09/18	PLN	5,217	USD	1,474	(27)
Citigroup	01/09/18	CZK	12,494	USD	584	(4)
Citigroup	01/09/18	JPY	51,625	USD	461	3
Citigroup	01/18/18	USD	871	KRW	969,623	36
Citigroup	01/25/18	USD	638	RUB	38,777	33
Citigroup	02/02/18	GBP	9,210	USD	12,385	(85)
Citigroup	02/09/18	JPY	703,292	USD	6,300	43
Credit Suisse First Boston	01/09/18	CAD	1	USD	1	—
Credit Suisse First Boston	01/09/18	EUR	650	USD	770	(11)
Deutsche Bank	01/03/18	USD	50	BRL	163	(1)
Goldman Sachs	02/05/18	EUR	14,412	USD	17,027	(312)
HSBC	01/09/18	USD	931	ZAR	12,783	101
HSBC	01/09/18	JPY	3,357,830	USD	29,977	159
HSBC	01/22/18	EUR	14,412	USD	17,007	(318)
HSBC	02/22/18	MXN	63,785	USD	3,333	102
HSBC	03/09/18	USD	1,388	PLN	4,951	38
JPMorgan Chase Bank	01/09/18	USD	63	CAD	80	1
JPMorgan Chase Bank	01/09/18	GBP	92	USD	123	(1)
JPMorgan Chase Bank	01/09/18	USD	145	AUD	191	4
JPMorgan Chase Bank	01/09/18	NZD	178	USD	125	(1)
JPMorgan Chase Bank	01/09/18	USD	301	NZD	435	9
JPMorgan Chase Bank	01/09/18	CAD	311	USD	245	(3)
JPMorgan Chase Bank	01/09/18	AUD	320	USD	243	(7)
JPMorgan Chase Bank	01/09/18	USD	465	JPY	51,644	(6)
JPMorgan Chase Bank	01/09/18	USD	592	GBP	441	5
JPMorgan Chase Bank	01/09/18	USD	942	NOK	7,824	15
JPMorgan Chase Bank	01/09/18	NOK	1,200	USD	146	(1)
JPMorgan Chase Bank	01/09/18 - 02/07/18	USD	2,087	SEK	17,354	35
JPMorgan Chase Bank	01/09/18 - 02/07/18	USD	4,472	EUR	3,751	40
JPMorgan Chase Bank	01/09/18	SEK	4,954	USD	590	(15)
JPMorgan Chase Bank	01/09/18 - 01/10/18	EUR	13,852	USD	16,399	(241)
JPMorgan Chase Bank	01/09/18	THB	47,594	USD	1,464	3
JPMorgan Chase Bank	01/09/18	HUF	117,758	USD	449	(7)
JPMorgan Chase Bank	01/09/18	JPY	171,787	USD	1,530	5
JPMorgan Chase Bank	01/10/18	USD	205	JPY	22,741	(3)
JPMorgan Chase Bank	01/10/18	USD	1,091	COP	3,289,707	11
JPMorgan Chase Bank	01/10/18	USD	1,808	CLP	1,149,590	62
JPMorgan Chase Bank	01/10/18	USD	2,630	SEK	21,981	56
JPMorgan Chase Bank	01/10/18	CHF	2,986	USD	3,049	(17)
JPMorgan Chase Bank	01/10/18	USD	4,220	NOK	34,513	—
JPMorgan Chase Bank	01/10/18	PLN	5,392	USD	1,510	(42)
JPMorgan Chase Bank	01/10/18	USD	5,830	GBP	4,382	99
JPMorgan Chase Bank	01/10/18	SGD	8,900	USD	6,600	(61)
JPMorgan Chase Bank	01/10/18	BRL	11,651	USD	3,565	55
JPMorgan Chase Bank	01/10/18	AUD	12,941	USD	9,822	(299)
JPMorgan Chase Bank	01/10/18	MXN	18,640	USD	987	35

SEI Institutional International Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	01/10/18 - 01/18/18	CAD	19,718	USD	15,509	(234)
JPMorgan Chase Bank	01/10/18	NZD	20,758	USD	14,222	(539)
JPMorgan Chase Bank	01/10/18	THB	114,930	USD	3,516	(11)
JPMorgan Chase Bank	01/10/18	HUF	579,831	USD	2,188	(58)
JPMorgan Chase Bank	01/10/18	KRW	1,835,000	USD	1,686	(29)
JPMorgan Chase Bank	01/10/18	JPY	2,817,293	USD	25,310	291
JPMorgan Chase Bank	02/07/18	EUR	326	USD	392	—
JPMorgan Chase Bank	02/16/18	USD	485	ARS	8,746	(30)
Montgomery/Bank of America	02/02/18	USD	69	BRL	230	—
Morgan Stanley	01/09/18	USD	188	EUR	158	2
Morgan Stanley	01/09/18	GBP	442	USD	599	1
Morgan Stanley	01/09/18	USD	536	JPY	60,006	(4)
Morgan Stanley	01/09/18	USD	586	NOK	4,824	4
Morgan Stanley	01/09/18	DKK	1,111	USD	177	(2)
Morgan Stanley	01/09/18	USD	2,327	SEK	19,406	45
Morgan Stanley	01/09/18	NZD	4,750	USD	3,247	(131)
Morgan Stanley	01/09/18	SEK	7,657	USD	916	(20)
Morgan Stanley	01/09/18	NOK	7,727	USD	938	(7)
Morgan Stanley	01/09/18	ZAR	12,783	USD	929	(103)
Morgan Stanley	01/09/18	EUR	23,063	USD	27,447	(257)
Morgan Stanley	01/09/18	JPY	30,100	USD	270	2
Morgan Stanley	03/12/18	EUR	1,990	USD	2,375	(24)
National Bank of Australia	01/09/18	USD	533	EUR	450	8
National Bank of Australia	01/09/18	EUR	1,506	USD	1,776	(33)
RBC	01/09/18	EUR	120	USD	143	(1)
RBC	01/09/18	CAD	16,207	USD	12,567	(370)
RBC	02/07/18	GBP	275	USD	372	—
Scotia Capital	01/09/18	JPY	300,821	USD	2,656	(16)
Standard Bank	01/18/18	USD	1,872	KRW	2,054,955	49
Standard Chartered	01/18/18	KRW	3,024,038	USD	2,670	(158)
State Street	01/09/18	EUR	57	USD	67	(1)
State Street	01/09/18	USD	67	SEK	570	2
State Street	01/09/18	NZD	89	USD	63	—
State Street	01/09/18	USD	173	EUR	145	1
State Street	01/09/18	USD	178	DKK	1,111	1
State Street	01/09/18	GBP	205	USD	277	—
State Street	01/09/18	AUD	238	USD	186	—
State Street	01/09/18	USD	453	CAD	584	13
State Street	01/09/18	JPY	30,650	USD	272	—
TD Securities	01/09/18	USD	264	EUR	220	—
TD Securities	01/09/18	NZD	379	USD	261	(8)
TD Securities	01/09/18	PLN	1,101	USD	312	(5)
TD Securities	01/09/18	USD	2,328	SEK	19,406	43
TD Securities	01/09/18	SEK	6,266	USD	752	(14)
TD Securities	01/09/18	AUD	7,116	USD	5,399	(167)
TD Securities	01/09/18	EUR	23,762	USD	28,242	(302)
UBS	01/09/18	CHF	1,543	USD	1,572	(12)
UBS	01/16/18	EUR	14,412	USD	17,006	(312)

						$(3,607)

16	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	–	05/11/2063	(370)	$(88)	$(62)	$(26)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	–	05/11/2063	(130)	(31)	(17)	(14)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	–	05/11/2063	(240)	(57)	(31)	(27)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	–	05/11/2063	(373)	(55)	(27)	(27)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	–	05/11/2063	(134)	(20)	(8)	(11)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	–	05/11/2063	(127)	(19)	(9)	(9)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	–	05/11/2063	(406)	(59)	(30)	(30)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	–	05/11/2063	(460)	(67)	(35)	(32)

							$(395)	$(219)	$(176)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2017, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6M EURIBOR	0.90%	Semi-Annual	10/30/2027	EUR	11,600	$53	$–	$52

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Itraxx Europe Series 28	Sell	1.00%	Quarterly	12/20/2022	$(5,450)	$177	$139	$36

Percentages are based on Net Assets of $457,247 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $57,433 ($ Thousands), representing 12.56% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ILS — Israeli New Sheckels

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

STRIPS — Separately Traded Registered Interest and Principal Securities

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

SEI Institutional International Trust / Quarterly Report / December 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

International Fixed Income Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$430,662	$–	$430,662
Mortgage-Backed Securities	–	8,733	–	8,733
U.S. Treasury Obligations	–	7,024	–	7,024
Corporate Obligations	–	6,666	–	6,666

Total Investments in Securities	$–	$453,085	$–	$453,085

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$278	$–	$–	$278
Unrealized Depreciation	(703)	–	–	(703)
Forwards Contracts *
Unrealized Appreciation	–	1,824	–	1,824
Unrealized Depreciation	–	(5,431)	–	(5,431)
OTC Swaps
Credit Default Swaps *

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	$–	$(176)	$–	$(176)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	36	–	36
Interest Rate Swaps *
Unrealized Appreciation	–	52	–	52

Total Other Financial Instruments	$(425)	$(3,695)	$–	$(4,120)

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2017, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$(216,361)	$177,837	$(38,524)
Maximum potential amount of future payments	–	–	2,240,000	6,544,345	8,784,345
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$–	$–	$ –	$–	$ –	$ –
0-400	–	–	5,450,000	–	–	5,450,000
> than 400	–	–	–	–	2,240,000	2,240,000
Total	$–	$–	$5,450,000	$–	$2,240,000	$7,690,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

18	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.0%

Argentina — 4.6%
Adecoagro
6.000%, 09/21/2027 (A)		$785	$778
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	19,380	1,105
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	415
Argentine Bonad Bonds
2.400%, 03/18/2018		$1,568	1,559
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	13,700	723
21.200%, 09/19/2018		27,802	1,433
18.200%, 10/03/2021		21,053	1,141
Argentine Republic Government International Bond
6.625%, 07/06/2028		$203	218
5.000%, 01/15/2027	EUR	2,585	3,216
City of Buenos Aires Argentina
26.661%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	17,831	923
Letras del Banco Central de la Republica Argentina (B)
5.052%, 02/21/2018		86,440	4,396
4.705%, 05/16/2018		46,937	2,251
4.555%, 07/18/2018		27,705	1,272
4.458%, 08/15/2018		25,817	1,164
Pampa Energia
7.500%, 01/24/2027 (A)		$343	376
7.375%, 07/21/2023 (A)		270	294
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	3,065
5.375%, 01/20/2023 (A)	EUR	608	774
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$531	573
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	691
Republic of Argentina
8.280%, 12/31/2033		2,426	2,803
8.280%, 12/31/2033		1,655	1,951
7.820%, 12/31/2033	EUR	7,012	9,755
7.820%, 12/31/2033		9,698	13,604
7.500%, 04/22/2026		$5,050	5,717
3.380%, 03/31/2019 (C)	EUR	564	494
3.380%, 03/31/2019 (C)		12,838	11,253
Tecpetrol
4.875%, 12/12/2022 (A)		$691	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
YPF MTN
25.458%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020	$368	$358

		72,993

Armenia — 0.0%
Republic of Armenia
7.150%, 03/26/2025 (A)	600	684

Azerbaijan — 0.9%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)(D)	1,360	1,404
Southern Gas Corridor
6.875%, 03/24/2026	3,889	4,419
6.875%, 03/24/2026 (A)	1,437	1,633
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	963	1,066
6.950%, 03/18/2030	1,285	1,423
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023	3,620	3,665
4.750%, 03/13/2023	1,500	1,519

		15,129

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028	287	298

Bahrain — 0.2%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)	641	651
7.000%, 10/12/2028	679	689
6.750%, 09/20/2029	1,276	1,257
Oil and Gas Holding BSCC
7.500%, 10/25/2027 (A)	1,102	1,129

		3,726

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2034 (C)	2,637	1,566

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024	2,580	2,794
3.717%, 01/25/2027	1,321	1,336

		4,130

Brazil — 8.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)	660	691
4.750%, 05/09/2024 (A)	848	854
Braskem Finance
5.750%, 04/15/2021	1,797	1,905

SEI Institutional International Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Letras do Tesouro Nacional (B)
0.676%, 01/01/2019	BRL	41,355	$11,672
0.327%, 01/01/2020		27,000	6,974
0.297%, 07/01/2020		27,974	6,867
0.245%, 07/01/2019		28,025	7,602
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$264	276
5.477%, 07/24/2023		300	312
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		224	227
5.333%, 02/15/2028		4,191	4,243
5.333%, 02/15/2028		1,176	1,191
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	44,215	13,714
10.000%, 01/01/2023		71,076	21,681
10.000%, 01/01/2025		44,980	13,529
10.000%, 01/01/2027		18,210	5,431
Brazilian Government International Bond
4.625%, 01/13/2028		$1,278	1,284
Cosan Luxembourg
7.000%, 01/20/2027 (A)		253	273
ESAL GmbH
6.250%, 02/05/2023 (A)		104	99
Federal Republic of Brazil
8.250%, 01/20/2034		2,768	3,626
6.000%, 04/07/2026		609	680
5.625%, 01/07/2041		416	425
5.625%, 02/21/2047		679	694
5.000%, 01/27/2045		2,985	2,782
Gol Finance
7.000%, 01/31/2025 (A)(E)		443	435
Klabin Finance
5.250%, 07/16/2024		790	822
Marfrig Holdings Europe
8.000%, 06/08/2023		1,100	1,147
Minerva Luxembourg
6.500%, 09/20/2026		1,401	1,439
6.500%, 09/20/2026 (A)		2,293	2,356
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	3,064
Petrobras Global Finance
8.750%, 05/23/2026		2,741	3,275
7.375%, 01/17/2027		6,155	6,777
6.250%, 03/17/2024		2,199	2,333
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	966

			129,646

Cameroon — 0.1%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		1,612	1,934

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Chile — 1.1%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,256	$1,225
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	141
6.000%, 01/01/2043		2,825,000	5,250
5.000%, 03/01/2035		1,560,000	2,578
4.500%, 02/28/2021		350,000	591
Celulosa Arauco y Constitucion
5.500%, 11/02/2047 (A)		$249	259
Cencosud
4.375%, 07/17/2027 (A)		1,819	1,798
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047 (A)		2,000	2,191
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,323	1,321
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		332	318
4.375%, 10/30/2024		200	209
3.750%, 08/05/2026		640	636
3.750%, 08/05/2026 (A)		387	384
Geopark
6.500%, 09/21/2024 (A)		492	505
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	550

			17,956

China — 0.5%
Alibaba Group Holding
4.200%, 12/06/2047		$310	323
China Evergrande Group
8.750%, 06/28/2025		700	726
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		1,797	1,766
Chinalco Capital Holdings
4.250%, 04/21/2022		740	741
Huarong Finance 2017 MTN
4.250%, 11/07/2027		676	667
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		1,463	1,449
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,033	1,096
Sinopec Group Overseas Development 2017
3.250%, 09/13/2027 (A)		1,388	1,355

			8,123

Colombia — 5.6%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	370,000	132

2	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.750%, 07/26/2028 (A)	COP	8,820,000	$3,144
Colombian TES
11.000%, 07/24/2020		5,925,800	2,252
10.000%, 07/24/2024		34,842,600	14,076
7.750%, 09/18/2030		1,040,700	379
7.500%, 08/26/2026		40,007,000	14,279
7.000%, 09/11/2019		3,623,300	1,256
7.000%, 05/04/2022		29,705,000	10,426
7.000%, 06/30/2032		6,043,000	2,046
5.000%, 11/21/2018		17,813,600	5,993
Ecopetrol
7.375%, 09/18/2043		$280	337
5.875%, 05/28/2045		4,440	4,533
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	306
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,370
8.375%, 11/08/2027 (A)		1,760,000	606
7.625%, 09/10/2024 (A)		3,116,000	1,044
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		884,000	301
7.875%, 08/12/2024 (A)		1,127,000	384
Republic of Colombia
11.750%, 02/25/2020		$322	384
9.850%, 06/28/2027	COP	1,257,000	526
9.850%, 06/28/2027		3,803,000	1,592
8.125%, 05/21/2024		$550	694
7.750%, 04/14/2021	COP	3,331,000	1,184
7.375%, 09/18/2037		$1,570	2,121
6.125%, 01/18/2041		3,194	3,857
6.000%, 04/28/2028	COP	11,502,900	3,697
5.000%, 06/15/2045		$4,751	5,024
4.500%, 01/28/2026		1,636	1,745
4.375%, 07/12/2021		3,240	3,417
4.375%, 03/21/2023	COP	1,782,000	564
4.375%, 03/21/2023		1,089,000	345
4.000%, 02/26/2024		$1,644	1,705
3.875%, 04/25/2027		214	218

			89,937

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		753	796
5.875%, 04/25/2021 (A)		597	622
Costa Rica Government International Bond
7.000%, 04/04/2044		900	929
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	432
6.375%, 05/15/2043		250	231
Republic of Costa Rica
7.158%, 03/12/2045		4,436	4,658
7.158%, 03/12/2045 (A)		1,237	1,299

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.158%, 03/12/2045		$3,436	$3,608
7.000%, 04/04/2044 (A)		4,191	4,326
7.000%, 04/04/2044		2,387	2,464
5.625%, 04/30/2043		510	450
5.625%, 04/30/2043 (A)		130	114
4.375%, 04/30/2025		1,720	1,660

			21,589

Croatia — 0.7%
Croatia Government International Bond
2.750%, 01/27/2030	EUR	2,169	2,637
Government of Croatia
6.000%, 01/26/2024 (A)		$200	228
3.000%, 03/11/2025	EUR	5,720	7,410
3.000%, 03/20/2027		1,020	1,314

			11,589

Czech Republic — 0.2%
Czech Republic Government Bond
0.052%, 07/17/2019	CZK	70,000	3,219
0.000%, 01/22/2018		2,740	129

			3,348

Dominican Republic — 1.1%
Dominican Republic International Bond
9.040%, 01/23/2018		$121	122
8.625%, 04/20/2027		1,332	1,632
7.450%, 04/30/2044		451	538
7.450%, 04/30/2044 (A)		1,865	2,224
6.875%, 01/29/2026		2,000	2,283
6.875%, 01/29/2026		443	506
6.850%, 01/27/2045		400	449
6.850%, 01/27/2045		200	225
6.850%, 01/27/2045 (A)		2,788	3,132
6.600%, 01/28/2024		656	735
5.950%, 01/25/2027 (A)		1,308	1,413
5.950%, 01/25/2027		3,089	3,336
5.875%, 04/18/2024 (A)		71	76
5.500%, 01/27/2025		690	730
5.500%, 01/27/2025		249	264

			17,665

Ecuador — 0.9%
Ecuador Government International Bond
8.875%, 10/23/2027 (D)		3,740	4,114
Petroamazonas EP
4.625%, 02/16/2020 (A)		380	371
4.625%, 11/06/2020 (A)		1,055	1,029
Republic of Ecuador
10.750%, 03/28/2022 (A)		428	500
10.500%, 03/24/2020		273	302
9.650%, 12/13/2026 (A)		1,275	1,463
9.625%, 06/02/2027		777	889
8.750%, 06/02/2023		660	730

SEI Institutional International Trust / Quarterly Report / December 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.950%, 06/20/2024		$4,875	$5,180

			14,578

Egypt — 1.8%
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		865	993
8.500%, 01/31/2047		10,360	11,894
7.500%, 01/31/2027 (A)		249	275
7.500%, 01/31/2027		4,302	4,755
6.125%, 01/31/2022 (A)		1,194	1,249
6.125%, 01/31/2022		497	520
Egypt Treasury Bills (B)
3.983%, 01/09/2018	EGP	34,875	1,956
3.975%, 01/16/2018		41,075	2,296
3.760%, 07/10/2018		12,000	616
3.110%, 03/20/2018		50,750	2,748
2.949%, 06/19/2018		40,475	2,096
0.000%, 03/27/2018		4,450	240

			29,638

El Salvador — 0.6%
El Salvador Government International Bond
7.750%, 01/24/2023		$883	968
Republic of El Salvador
8.625%, 02/28/2029		535	626
8.250%, 04/10/2032 (A)		126	145
7.650%, 06/15/2035		126	136
7.650%, 06/15/2035 (D)		1,596	1,730
7.625%, 02/01/2041		1,542	1,673
7.375%, 12/01/2019		643	680
6.375%, 01/18/2027 (A)		1,121	1,141
6.375%, 01/18/2027		1,650	1,679
6.375%, 01/18/2027		863	878
5.875%, 01/30/2025		210	211
5.875%, 01/30/2025		200	201

			10,068

Gabon — 0.3%
Gabonese Republic
6.950%, 06/16/2025 (A)		2,104	2,181
6.375%, 12/12/2024		1,315	1,332
6.375%, 12/12/2024 (A)		1,470	1,490

			5,003

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		421	471

Ghana — 0.8%
Republic of Ghana
24.750%, 07/19/2021*	GHS	3,864	1,026
24.500%, 04/22/2019*		1,926	460
24.000%, 09/09/2019*		963	233
10.750%, 10/14/2030 (D)		$6,504	8,947

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.125%, 01/18/2026		$2,050	$2,278

			12,944

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	403

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	348
6.250%, 01/19/2027 (A)		490	523

			871

Hungary — 2.4%
Hungary Government International Bond
1.750%, 10/10/2027	EUR	1,543	1,918
Republic of Hungary
7.625%, 03/29/2041		$7,530	11,796
5.500%, 06/24/2025	HUF	566,260	2,768
5.375%, 02/21/2023		$1,750	1,947
3.000%, 06/26/2024	HUF	2,175,150	9,224
3.000%, 10/27/2027		1,262,210	5,325
2.750%, 12/22/2026		162,000	671
1.750%, 10/26/2022		1,201,820	4,787

			38,436

Indonesia — 8.6%
Indika Energy
5.875%, 11/09/2024		$330	330
Indika Energy Capital II
6.875%, 04/10/2022		45	47
Indo Energy Finance II
6.375%, 01/24/2023		745	765
Indonesia Government International Bond
4.350%, 01/11/2048		1,429	1,450
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	67,036,000	5,756
8.250%, 07/15/2021		10,611,000	841
7.500%, 08/15/2032		30,578,000	2,383
7.500%, 05/15/2038		52,771,000	4,074
Majapahit Holding
7.750%, 01/20/2020		$894	978
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,767
Pertamina Persero
6.500%, 05/27/2041 (A)		380	457
6.000%, 05/03/2042		340	386
6.000%, 05/03/2042 (A)		935	1,061
5.250%, 05/23/2021 (A)		921	987
4.875%, 05/03/2022 (A)		220	234
Pertamina Persero MTN
6.450%, 05/30/2044		439	526
6.450%, 05/30/2044 (A)		665	796
5.625%, 05/20/2043 (A)		1,434	1,560

4	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Listrik Negara MTN 5.250%, 10/24/2042		$1,380	$1,435
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	19
11.000%, 09/15/2025		3,200,000	302
9.000%, 03/15/2029		136,154,000	11,844
8.500%, 10/12/2035		$505	757
8.500%, 10/12/2035		525	787
8.375%, 03/15/2024	IDR	207,380,000	16,994
8.375%, 09/15/2026		21,071,000	1,755
8.375%, 03/15/2034		95,294,000	7,831
8.250%, 06/15/2032		17,369,000	1,422
8.250%, 05/15/2036		48,584,000	3,993
7.750%, 01/17/2038		$1,797	2,570
7.000%, 05/15/2022	IDR	231,220,000	17,724
7.000%, 05/15/2027		63,300,000	4,890
6.625%, 05/15/2033		35,776,000	2,572
6.625%, 02/17/2037		$308	394
6.125%, 05/15/2028	IDR	26,020,000	1,867
5.625%, 05/15/2023		5,607,000	405
4.875%, 05/05/2021		$945	1,008
4.350%, 01/08/2027 (A)		240	254
3.375%, 07/30/2025	EUR	4,919	6,667
Republic of Indonesia MTN
11.625%, 03/04/2019		$1,049	1,161
11.625%, 03/04/2019		80	89
11.625%, 03/04/2019 (A)		975	1,079
6.750%, 01/15/2044 (A)		183	243
5.875%, 01/15/2024		6,050	6,880
5.875%, 01/15/2024		2,876	3,270
5.250%, 01/17/2042		2,132	2,386
5.125%, 01/15/2045 (A)		217	240
4.750%, 01/08/2026		1,044	1,134
4.125%, 01/15/2025		2,611	2,711
4.125%, 01/15/2025		1,331	1,382
3.850%, 07/18/2027 (A)		1,098	1,126
3.750%, 06/14/2028	EUR	2,675	3,702
3.375%, 04/15/2023 (A)		$1,939	1,956

			137,247

Iraq — 0.9%
Iraq International Bond
6.752%, 03/09/2023 (A)		3,378	3,454
5.800%, 01/15/2028		12,032	11,606

			15,060

Ivory Coast — 1.1%
Ivory Coast Government International Bond
6.375%, 03/03/2028 (A)		2,198	2,322
6.125%, 06/15/2033		825	839
6.125%, 06/15/2033 (A)		450	458
5.750%, 12/31/2032 (A)		294	293
5.750%, 12/31/2032		3,036	3,030

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 12/31/2032		$3,413	$3,406
5.750%, 12/31/2032		3,305	3,299
5.375%, 07/23/2024 (A)		1,265	1,287
5.125%, 06/15/2025 (A)	EUR	930	1,216
5.125%, 06/15/2025		1,450	1,895

			18,045

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		$236	218
Government of Jamaica
6.750%, 04/28/2028		565	640

			858

Jordan — 0.3%
Jordan Government International Bond
7.375%, 10/10/2047		1,584	1,650
7.375%, 10/10/2047 (A)		1,601	1,668
6.125%, 01/29/2026		1,102	1,134
5.750%, 01/31/2027		1,100	1,091

			5,543

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	792
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		349	354
4.625%, 05/24/2023		4,595	4,658
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (A)		250	293
Kazakhstan Temir Zholy National JSC
4.850%, 11/17/2027 (A)		953	993
KazMunayGas National MTN
6.375%, 04/09/2021 (A)		1,660	1,811
6.375%, 04/09/2021		1,960	2,138
KazMunayGas National JSC
5.750%, 04/19/2047 (A)		2,165	2,307
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,216	1,221
Republic of Kazakhstan MTN
6.500%, 07/21/2045		4,350	5,581

			20,148

Kenya — 0.1%
Kenya Government International Bond
6.875%, 06/24/2024		473	503
6.875%, 06/24/2024 (A)		543	578
5.875%, 06/24/2019 (A)		805	830

			1,911

Malaysia — 4.0%
1MDB Energy
5.990%, 05/11/2022		1,000	1,081

SEI Institutional International Trust / Quarterly Report / December 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1MDB Global Investments
4.400%, 03/09/2023		$9,600	$9,314
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	278
4.935%, 09/30/2043		2,200	547
4.392%, 04/15/2026		7,081	1,786
4.378%, 11/29/2019		5,218	1,319
4.254%, 05/31/2035		1,827	434
4.240%, 02/07/2018		12,260	3,034
4.232%, 06/30/2031		9,200	2,239
4.181%, 07/15/2024		4,186	1,048
4.160%, 07/15/2021		20	5
3.955%, 09/15/2025		7,520	1,846
3.892%, 03/15/2027		1,369	331
3.800%, 08/17/2023		23,695	5,858
3.795%, 09/30/2022		3,500	867
3.759%, 03/15/2019		32,541	8,106
3.659%, 10/15/2020		1,419	354
3.654%, 10/31/2019		7,740	1,931
3.620%, 11/30/2021		7,443	1,848
3.580%, 09/28/2018		10,330	2,567
3.502%, 05/31/2027		1,050	244
3.492%, 03/31/2020		26,554	6,604
3.480%, 03/15/2023		2,858	695
3.418%, 08/15/2022		4,289	1,047
3.260%, 03/01/2018		30,170	7,460
Malaysia Government Investment Issue
4.070%, 09/30/2026		11,606	2,834

			63,677

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,286	1,355

Mexico — 9.4%
Alfa
6.875%, 03/25/2044		1,750	1,881
America Movil
7.125%, 12/09/2024	MXN	18,110	865
6.000%, 06/09/2019		12,420	613
Axtel
6.375%, 11/14/2024 (A)(E)		$480	495
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		573	574
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		536	536
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,852	1,852
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,857

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 02/14/2042 (A)		$500	$528
4.750%, 02/23/2027 (A)		658	689
Elementia
5.500%, 01/15/2025		670	690
Mexican Bonos
7.750%, 11/23/2034	MXN	68,570	3,503
7.750%, 11/13/2042		79,410	4,034
7.500%, 06/03/2027		55,584	2,808
6.500%, 06/09/2022		115,609	5,656
5.750%, 03/05/2026		87,650	3,960
5.000%, 12/11/2019		127,973	6,226
4.750%, 06/14/2018		10,801	545
Mexican Bonos, Ser M
6.500%, 06/10/2021		132,097	6,521
Mexican Bonos, Ser M10
8.500%, 12/13/2018		107,689	5,543
Mexican Bonos, Ser M20
10.000%, 12/05/2024		589,855	33,982
8.500%, 05/31/2029		18,031	976
8.000%, 12/07/2023		11,575	601
7.750%, 05/29/2031		68,443	3,500
Mexican Bonos, Ser M30
10.000%, 11/20/2036		32,263	2,012
8.500%, 11/18/2038		66,465	3,642
Mexico Cetes
7.221%, 06/21/2018 (B)		577,300	2,849
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$2,551	2,519
Mexico Government International Bond
4.600%, 02/10/2048		520	514
Petroleos Mexicanos
9.500%, 09/15/2027		169	225
7.470%, 11/12/2026	MXN	133,879	6,020
7.190%, 09/12/2024		163,872	7,440
6.625%, 06/15/2035		$4,931	5,268
6.625%, 06/15/2038		2,088	2,172
6.500%, 03/13/2027 (A)		1,795	1,962
6.375%, 01/23/2045		807	811
5.625%, 01/23/2046		489	453
4.875%, 01/24/2022		1,341	1,398
4.500%, 01/23/2026		643	642
4.250%, 01/15/2025		450	447
Petroleos Mexicanos MTN
6.750%, 09/21/2047		3,523	3,678
6.750%, 09/21/2047		2,631	2,746
6.750%, 09/21/2047 (A)		103	108
6.500%, 03/13/2027 (A)		196	214
6.375%, 01/23/2045 (A)		806	810
5.625%, 01/23/2046 (A)		800	741
4.875%, 02/21/2028	EUR	3,822	5,093
4.625%, 09/21/2023 (A)		$1,185	1,219
4.250%, 01/15/2025		2,450	2,435

6	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Trust F/1401
6.950%, 01/30/2044		$1,920	$2,088
United Mexican States MTN
5.750%, 10/12/2110		3,818	4,066

			150,007

Mongolia — 0.6%
Mongolia Government International Bond
5.625%, 05/01/2023		3,595	3,627
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,205	1,415
8.750%, 03/09/2024		3,150	3,627
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		350	383
9.375%, 05/19/2020 (A)		355	389

			9,441

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	551	729

Morocco — 0.5%
Morocco Government International Bond
3.500%, 06/19/2024		3,580	4,804
OCP
6.875%, 04/25/2044		$1,325	1,520
5.625%, 04/25/2024 (A)		1,900	2,035

			8,359

Netherlands — 0.1%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		406	437
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (A)		470	490
VTR Finance BV
6.875%, 01/15/2024		400	422

			1,349

Nigeria — 1.4%
Nigeria Government International Bond
7.875%, 02/16/2032 (A)		488	551
7.875%, 02/16/2032		5,382	6,078
5.625%, 06/27/2022		1,200	1,244
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		959	1,029
6.500%, 11/28/2027		2,150	2,240
6.500%, 11/28/2027 (A)		1,663	1,733
Nigeria OMO Bill (B)
59.705%, 06/07/2018	NGN	109,380	285
52.681%, 08/23/2018		523,379	1,317
Nigeria Treasury Bill
7813.899%, 04/05/2018 (B)		494,646	1,323
6717.506%, 04/12/2018		875,814	2,336

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
77.621%, 08/02/2018 (B)	NGN	1,495,300	$3,794

			21,930

Oman — 0.4%
Oman Government International Bond
6.500%, 03/08/2047 (A)		$2,100	2,103
6.500%, 03/08/2047		1,556	1,558
5.375%, 03/08/2027 (A)		422	426
4.750%, 06/15/2026 (A)		237	230
3.625%, 06/15/2021		1,326	1,326

			5,643

Pakistan — 0.1%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	1,110
6.875%, 12/05/2027		269	270

			1,380

Panama — 0.1%
Republic of Panama
9.375%, 04/01/2029		630	954
8.125%, 04/28/2034		478	662

			1,616

Paraguay — 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (A)		906	1,033
4.625%, 01/25/2023		300	314
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	205
6.750%, 12/13/2022		200	205

			1,757

Peru — 1.8%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	302
Cerro del Aguila
4.125%, 08/16/2027 (A)		723	714
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,219
Peru Enhanced Pass-Through Finance (B)
5.981%, 05/31/2018		$13	13
5.948%, 05/31/2018 (A)		36	36
Petroleos del Peru
5.625%, 06/19/2047 (A)		366	384
4.750%, 06/19/2032 (A)		613	620
Republic of Peru
8.200%, 08/12/2026	PEN	16,008	6,085
6.950%, 08/12/2031		1,675	590
6.950%, 08/12/2031		4,795	1,688
6.900%, 08/12/2037		2,094	726
6.900%, 08/12/2037		4,723	1,638
6.850%, 02/12/2042		613	205
6.350%, 08/12/2028		1,570	530
6.350%, 08/12/2028		2,061	696

SEI Institutional International Trust / Quarterly Report / December 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 08/12/2028 (A)	PEN	1,465	$495
6.150%, 08/12/2032 (A)		12,024	3,946
5.700%, 08/12/2024 (A)		5,999	1,997
5.700%, 08/12/2024		285	95
3.750%, 03/01/2030	EUR	4,468	6,532

			28,511

Philippines — 0.1%
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	893

Poland — 3.4%
Republic of Poland
5.750%, 04/25/2029	PLN	2,550	913
4.000%, 10/25/2023		1,875	575
3.250%, 07/25/2025		21,204	6,153
2.750%, 08/25/2023		5,611	2,098
2.500%, 07/25/2026		37,016	10,075
2.500%, 07/25/2027		37,782	10,173
2.250%, 04/25/2022		14,160	4,036
2.000%, 04/25/2021		4,980	1,422
1.750%, 07/25/2021		18,700	5,285
0.071%, 10/25/2018 (B)		10,800	3,069
0.065%, 04/25/2019 (B)		4,780	1,347
Republic of Poland, Ser 0922
5.750%, 09/23/2022		29,152	9,576

			54,722

Qatar — 0.7%
Ooredoo International Finance MTN
3.750%, 06/22/2026		$750	744
State of Qatar
9.750%, 06/15/2030		2,637	4,095
4.500%, 01/20/2022 (A)		1,730	1,822
3.250%, 06/02/2026 (A)		5,122	4,989

			11,650

Romania — 0.1%
Government of Romania
4.750%, 02/24/2025	RON	545	145
Government of Romania MTN
3.875%, 10/29/2035	EUR	1,430	1,884

			2,029

Russia — 6.1%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,116	1,159
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	1,660	2,322
GTLK Europe DAC
5.950%, 07/19/2021		$270	285
Petropavlovsk 2016
8.125%, 11/14/2022 (A)		730	715

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ritekro (F)
16.617%, 11/07/2022 (B)		$914	$543
Rusal Capital DAC
5.125%, 02/02/2022		860	878
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	665,794	12,178
7.750%, 09/16/2026		847,871	15,068
7.700%, 03/23/2033		104,976	1,833
7.600%, 04/14/2021		487,263	8,836
7.600%, 07/20/2022		281,338	5,029
7.050%, 01/19/2028		632,052	10,673
7.000%, 01/25/2023		192,545	3,346
7.000%, 08/16/2023		300,364	5,217
6.800%, 12/11/2019		273,614	4,758
6.700%, 05/15/2019		512,614	8,906
6.400%, 05/27/2020		94,750	1,629
0.000%, 11/24/2021 (C)		22,770	391
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042		$2,200	2,464
5.250%, 06/23/2047		3,200	3,348
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,300	2,238
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)		$2,292	2,327
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	755
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,414
6.800%, 11/22/2025 (A)		150	171
6.800%, 11/22/2025		580	661

			97,144

Senegal — 0.1%
Senegal Government International Bond
6.250%, 05/23/2033 (A)		2,136	2,254

Serbia — 0.5%
Republic of Serbia
7.250%, 09/28/2021 (A)		200	229
7.250%, 09/28/2021		6,592	7,536
4.875%, 02/25/2020		200	208

			7,973

South Africa — 6.9%
Eskom Holdings
7.125%, 02/11/2025 (A)		951	971
7.125%, 02/11/2025		1,750	1,788
Republic of South Africa
10.500%, 12/21/2026	ZAR	329,249	29,704
9.000%, 01/31/2040		90,265	6,785
8.875%, 02/28/2035		57,020	4,329

8	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.750%, 01/31/2044	ZAR	47,197	$3,432
8.750%, 02/28/2048		141,837	10,388
8.500%, 01/31/2037		102,252	7,429
8.250%, 03/31/2032		42,171	3,118
8.000%, 01/31/2030		87,465	6,466
7.250%, 01/15/2020		5,600	452
7.000%, 02/28/2031		114,021	7,669
6.750%, 03/31/2021		38,863	3,066
6.500%, 02/28/2041		39,901	2,275
6.250%, 03/31/2036		169,696	9,863
5.875%, 09/16/2025		$1,413	1,538
5.650%, 09/27/2047		2,126	2,170
4.875%, 04/14/2026		3,609	3,689
Republic of South Africa Government International Bond
4.850%, 09/27/2027		3,338	3,373
Stillwater Mining
7.125%, 06/27/2025 (A)		636	654
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	1,052

			110,211

South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)		$908	901
Kyobo Life Insurance
3.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, 07/24/2047 (A)		548	557

			1,458

Sri Lanka — 0.8%
Republic of Sri Lanka
11.750%, 06/15/2027	LKR	230,000	1,638
11.500%, 12/15/2021		230,000	1,585
6.850%, 11/03/2025		$3,599	3,971
6.825%, 07/18/2026		500	550
6.825%, 07/18/2026 (A)		909	1,000
6.250%, 07/27/2021		853	907
6.200%, 05/11/2027		745	787
5.875%, 07/25/2022 (A)		1,869	1,970

			12,408

Supra-National — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	897
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	757
7.200%, 07/09/2019	IDR	31,560,000	2,366
Inter-American Development Bank MTN
7.875%, 03/14/2023		50,880,000	4,019
7.350%, 09/12/2018		20,140,000	1,502

			9,541

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Thailand — 1.0%
Bank of Thailand Bill (B)
1.233%, 03/02/2018	THB	39,350	$1,204
1.188%, 01/04/2018		30,000	920
Thailand Government Bond
5.670%, 03/13/2028		3,000	118
5.125%, 03/13/2018		61,000	1,886
4.875%, 06/22/2029		22,000	828
3.875%, 06/13/2019		68,000	2,159
3.650%, 06/20/2031		67,500	2,281
3.625%, 06/16/2023		55,000	1,834
3.400%, 06/17/2036		58,500	1,919
2.550%, 06/26/2020		40,000	1,258
1.875%, 06/17/2022		57,000	1,756

			16,163

Tunisia — 0.1%
Banque Centrale de Tunisie
5.625%, 02/17/2024	EUR	700	884

Turkey — 5.5%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		$200	205
5.375%, 10/24/2023 (A)		1,033	1,044
5.000%, 09/23/2021 (A)		538	545
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	916
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023		1,221	1,243
Republic of Turkey
11.875%, 01/15/2030		1,600	2,515
10.700%, 02/17/2021	TRY	9,044	2,274
10.600%, 02/11/2026		13,409	3,286
10.500%, 01/15/2020		2,360	596
10.400%, 03/20/2024		2,250	552
9.500%, 01/12/2022		8,610	2,078
9.400%, 07/08/2020		22,531	5,532
9.200%, 09/22/2021		28,554	6,851
9.000%, 07/24/2024		9,803	2,271
8.800%, 11/14/2018		570	145
8.500%, 07/10/2019		2,790	692
8.500%, 09/14/2022		4,370	1,016
8.300%, 06/20/2018		2,011	518
7.400%, 02/05/2020		10,971	2,607
7.375%, 02/05/2025		$5,525	6,362
7.100%, 03/08/2023	TRY	6,560	1,424
7.000%, 03/11/2019		$784	819
7.000%, 06/05/2020		2,190	2,363
6.875%, 03/17/2036		1,020	1,137
6.750%, 04/03/2018		1,374	1,388
6.750%, 05/30/2040		1,480	1,628
6.625%, 02/17/2045		1,643	1,772
6.000%, 03/25/2027		5,687	6,055

SEI Institutional International Trust / Quarterly Report / December 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 03/22/2024		$333	$352
5.750%, 05/11/2047		4,494	4,382
5.125%, 03/25/2022 (D)		573	594
4.875%, 10/09/2026		310	306
4.250%, 04/14/2026		1,521	1,450
3.000%, 08/02/2023	TRY	5,302	2,054
Republic of Turkey MTN
3.250%, 06/14/2025	EUR	2,536	3,085
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		$940	939
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,054
5.125%, 09/29/2023 (A)		655	638
4.750%, 04/29/2021 (A)		561	555
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,778
Turkey Government Bond
11.100%, 05/15/2019	TRY	4,370	1,122
11.000%, 03/02/2022		15,840	4,023
11.000%, 02/24/2027		13,119	3,310
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		$1,808	1,805
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.117%, 06/29/2028 (A)		270	270
Turkiye Is Bankasi MTN
6.125%, 04/25/2024		2,080	2,097
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	429

			88,077

Ukraine — 3.0%
Government of Ukraine
7.750%, 09/01/2020 (A)		4,220	4,469
7.750%, 09/01/2021 (A)		4,220	4,492
7.750%, 09/01/2022 (A)		4,854	5,161
7.750%, 09/01/2023 (A)		768	815
7.750%, 09/01/2024		2,633	2,771
7.750%, 09/01/2024 (A)		730	768
7.750%, 09/01/2025 (A)		4,527	4,722
7.750%, 09/01/2025		1,567	1,634
7.750%, 09/01/2026 (A)		1,601	1,653
7.750%, 09/01/2026		5,151	5,319
7.750%, 09/01/2027 (A)		3,843	3,967
7.750%, 09/01/2027		1,910	1,971
7.375%, 09/25/2032 (A)		5,166	5,077
3.294%, 05/31/2040 (B)		106	58
2.979%, 05/31/2040 (A)(G)		6,746	3,712
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,711	1,827

			48,416

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		$1,248	$1,284
3.650%, 11/02/2029 (A)		1,247	1,238
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		870	887

			3,409

United Kingdom — 0.1%
Tullow Oil
6.250%, 04/15/2022		543	545
Vedanta Resources
6.125%, 08/09/2024 (A)		488	498

			1,043

Uruguay — 0.9%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	31,830	1,168
8.500%, 03/15/2028 (A)		174,514	6,060
5.100%, 06/18/2050		$3,117	3,459
4.375%, 10/27/2027		2,738	2,932
4.125%, 11/20/2045 (D)		346	347
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	8,520	313
Uruguay Monetary Regulation Bill
2.600%, 02/14/2018 (B)		15,398	530

			14,809

Venezuela — 0.5%
Petroleos de Venezuela
6.000%, 05/16/2024 (H)		$7,785	1,754
6.000%, 05/16/2024 (H)		10,332	2,328
6.000%, 11/15/2026 (H)		4,446	974
5.500%, 04/12/2037 (H)		740	176
5.375%, 04/12/2027 (H)		4,364	1,014
Republic of Venezuela
8.250%, 10/13/2024 (H)		1,404	281
7.750%, 10/13/2019 (H)		6,270	1,411

			7,938

Zambia — 0.6%
Republic of Zambia
8.970%, 07/30/2027		3,961	4,452
8.500%, 04/14/2024 (A)		3,819	4,217
5.375%, 09/20/2022 (A)		105	103
5.375%, 09/20/2022		642	626

			9,398

Total Global Bonds (Cost $1,480,799) ($ Thousands)			1,507,711

10	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.350% **†(I)	9,443,860	$9,446

Description	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP (continued)
Total Affiliated Partnership (Cost $9,443) ($ Thousands)	$9,446

Total Investments in Securities— 94.6% (Cost $1,490,242) ($ Thousands)	$1,517,157

A list of the open futures contracts held by the Fund at December 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bob	(122)	Mar-2018	$(19,086)	$(19,281)	$7
Euro-Bund	(18)	Mar-2018	(3,481)	(3,495)	27
Euro-Bund	(221)	Mar-2018	(42,579)	(42,906)	351
Euro-Buxl 30 Year Bond	(39)	Mar-2018	(7,699)	(7,674)	138
JSE Bond Future R207	149	Feb-2018	1,086	1,208	6
Long Gilt 10-Year Bond	(21)	Mar-2018	(3,489)	(3,555)	(21)
U.S. 10-Year Treasury Note	127	Mar-2018	15,840	15,754	(86)
U.S. 2-Year Treasury Note	(100)	Mar-2018	(21,451)	(21,411)	40
U.S. 5-Year Treasury Note	(267)	Mar-2018	(31,149)	(31,016)	133
U.S. 5-Year Treasury Note	(62)	Mar-2018	(7,235)	(7,202)	33
U.S. Ultra Long Treasury Bond	8	Mar-2018	1,334	1,341	7

			$(117,909)	$(118,236)	$635

A list of the open forward foreign currency contracts held by the Fund at December 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	01/09/18	USD	1,492	RUB	88,468	43
Citigroup	01/09/18 - 01/24/18	RUB	134,208	USD	2,282	(46)
Citigroup	01/10/18 - 01/24/18	USD	7,036	BRL	22,592	(232)
Citigroup	01/11/18	TRY	10,000	USD	2,567	(64)
Citigroup	01/11/18 - 01/17/18	USD	17,897	TRY	69,562	386
Citigroup	06/20/18 - 09/19/18	USD	15,929	TRY	60,813	(929)
Citigroup	01/12/18 - 03/21/18	USD	21,923	CLP	13,737,828	428
Citigroup	01/12/18 - 03/21/18	HUF	692,318	EUR	2,212	(24)
Citigroup	01/17/18	CNY	9,860	USD	1,478	(35)
Citigroup	01/17/18 - 06/20/18	USD	17,219	EGP	329,975	980
Citigroup	01/18/18	USD	3,066	INR	199,045	50
Citigroup	01/19/18	MYR	1,682	USD	398	(18)
Citigroup	01/19/18	USD	395	THB	13,071	6
Citigroup	02/16/18 - 03/21/18	USD	41,837	THB	1,359,592	(32)
Citigroup	01/19/18 - 03/22/18	ZAR	169,059	USD	12,779	(783)
Citigroup	01/19/18	COP	19,364,314	USD	6,467	(14)
Citigroup	01/24/18 - 03/21/18	USD	22,692	RUB	1,356,599	633
Citigroup	01/25/18	IDR	91,227,339	USD	6,716	(15)
Citigroup	01/29/18	MXN	323,578	USD	17,248	796

SEI Institutional International Trust / Quarterly Report / December 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	01/31/18 - 02/15/18	USD	7,930	CZK	170,909	134
Citigroup	01/31/18 - 03/21/18	CLP	5,476,962	USD	8,500	(412)
Citigroup	02/06/18	EUR	4,185	CZK	106,784	2
Citigroup	02/08/18 - 03/21/18	USD	28,479	PLN	101,012	607
Citigroup	02/14/18	USD	224	MXN	4,294	(6)
Citigroup	03/21/18	PLN	1,120	USD	317	(5)
Citigroup	03/21/18	USD	1,157	RON	4,530	7
Citigroup	03/21/18	PEN	1,560	USD	480	—
Citigroup	03/21/18	USD	1,996	ARS	36,638	(122)
Citigroup	03/21/18	SGD	15,161	USD	11,255	(108)
Citigroup	03/21/18	CZK	183,740	USD	8,613	(76)
Citigroup	03/21/18	INR	718,780	USD	11,033	(159)
Citigroup	03/22/18	USD	15,221	ZAR	200,233	773
Citigroup	09/27/18	CZK	75,516	EUR	2,942	(15)
Goldman Sachs	01/03/18 - 02/05/18	EUR	1,856	USD	2,224	(7)
Goldman Sachs	01/10/18 - 02/09/18	USD	850	BRL	2,801	(8)
Goldman Sachs	01/11/18 - 01/29/18	USD	5,677	TRY	22,496	228
Goldman Sachs	09/19/18	USD	11,365	TRY	42,911	(898)
Goldman Sachs	01/11/18 - 01/29/18	TRY	112,914	USD	28,952	(709)
Goldman Sachs	01/12/18	EUR	6,785	HUF	2,116,201	46
Goldman Sachs	01/12/18 - 03/21/18	HUF	1,801,147	EUR	5,764	(51)
Goldman Sachs	01/17/18	USD	11,044	KRW	12,512,160	655
Goldman Sachs	01/17/18	USD	21,782	CNY	144,325	370
Goldman Sachs	01/17/18 - 03/21/18	CNY	45,994	USD	6,932	(126)
Goldman Sachs	01/17/18	KRW	1,758,052	USD	1,620	(24)
Goldman Sachs	01/19/18	USD	490	MYR	2,000	4
Goldman Sachs	01/25/18 - 02/07/18	EUR	6,252	PLN	26,553	123
Goldman Sachs	01/29/18 - 03/22/18	USD	8,755	ZAR	123,265	1,139
Goldman Sachs	01/29/18 - 03/22/18	ZAR	419,883	USD	31,645	(1,913)
Goldman Sachs	01/31/18 - 03/21/18	USD	8,231	CLP	5,262,028	331
Goldman Sachs	02/06/18 - 12/20/18	EUR	30,978	CZK	808,675	854
Goldman Sachs	02/06/18 - 03/21/18	IDR	36,687,393	USD	2,685	(16)
Goldman Sachs	02/07/18 - 03/21/18	USD	3,024	MXN	57,876	(96)
Goldman Sachs	02/14/18 - 03/21/18	MXN	637,954	USD	33,245	1,075
Goldman Sachs	02/16/18 - 03/16/18	USD	3,543	RUB	209,902	73
Goldman Sachs	02/20/18	EUR	4,015	RON	18,556	(64)
Goldman Sachs	03/02/18 - 03/06/18	BRL	43,560	USD	13,062	9
Goldman Sachs	03/16/18	RUB	116,000	USD	1,915	(80)
Goldman Sachs	03/21/18	USD	677	COP	2,033,824	1
Goldman Sachs	03/21/18	USD	988	IDR	13,563,955	10
Goldman Sachs	03/21/18	USD	2,113	RON	8,270	12
Goldman Sachs	03/21/18	GBP	3,250	USD	4,405	(1)
Goldman Sachs	03/21/18	USD	7,205	EUR	6,038	78
Goldman Sachs	03/21/18	PEI	14,204	USD	4,377	6
Goldman Sachs	03/21/18	PHP	566,098	USD	11,147	(185)
Goldman Sachs	03/21/18	HUF	2,992,388	USD	11,272	(365)
Goldman Sachs	06/20/18	USD	2,416	CZK	54,000	149

12	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	12/20/18	CZK	152,011	EUR	5,834	(148)
JPMorgan Chase Bank	01/03/18 - 02/05/18	USD	17,446	EUR	14,715	256
JPMorgan Chase Bank	01/03/18 - 03/02/18	USD	27,512	BRL	90,659	(323)
JPMorgan Chase Bank	01/03/18 - 03/02/18	BRL	34,526	USD	10,434	56
JPMorgan Chase Bank	01/03/18 - 03/05/18	EUR	65,464	USD	77,874	(862)
JPMorgan Chase Bank	01/10/18	USD	2,537	RON	9,942	21
JPMorgan Chase Bank	01/10/18 - 03/06/18	USD	7,942	BRL	25,410	(297)
JPMorgan Chase Bank	01/10/18	USD	11,477	TRY	45,988	627
JPMorgan Chase Bank	01/10/18	TRY	19,193	USD	4,917	(135)
JPMorgan Chase Bank	01/11/18	TRY	11,987	USD	3,036	(117)
JPMorgan Chase Bank	01/12/18	EUR	185	HUF	57,543	1
JPMorgan Chase Bank	01/12/18 - 03/21/18	USD	2,928	ARS	51,902	(197)
JPMorgan Chase Bank	01/12/18	USD	4,937	CLP	3,100,400	106
JPMorgan Chase Bank	01/12/18	HUF	190,300	EUR	607	(8)
JPMorgan Chase Bank	01/17/18 - 01/18/18	USD	8,578	COP	26,012,314	129
JPMorgan Chase Bank	01/29/18	USD	1,520	MXN	30,054	8
JPMorgan Chase Bank	01/17/18 - 03/21/18	USD	13,630	MXN	266,636	(154)
JPMorgan Chase Bank	01/18/18	USD	1,494	INR	97,835	38
JPMorgan Chase Bank	01/18/18	EUR	4,239	RON	19,620	(49)
JPMorgan Chase Bank	01/19/18	THB	8,717	USD	262	(5)
JPMorgan Chase Bank	01/19/18 - 03/06/18	USD	8,850	THB	290,993	90
JPMorgan Chase Bank	02/14/18	USD	399	THB	12,949	(1)
JPMorgan Chase Bank	01/19/18 - 01/29/18	ZAR	112,180	USD	8,739	(288)
JPMorgan Chase Bank	01/19/18	COP	7,602,358	USD	2,539	(5)
JPMorgan Chase Bank	01/22/18	USD	3,012	IDR	41,040,261	16
JPMorgan Chase Bank	01/24/18	RUB	169,422	USD	2,879	(55)
JPMorgan Chase Bank	01/25/18	IDR	68,979,592	USD	5,079	(11)
JPMorgan Chase Bank	01/29/18	USD	1,495	TRY	5,870	41
JPMorgan Chase Bank	01/29/18	USD	3,062	ARS	55,000	(176)
JPMorgan Chase Bank	01/29/18	USD	4,583	CZK	97,068	(7)
JPMorgan Chase Bank	01/29/18	USD	5,162	ZAR	75,410	904
JPMorgan Chase Bank	01/31/18	CLP	386,945	USD	607	(23)
JPMorgan Chase Bank	02/06/18	IDR	15,473,450	USD	1,133	(8)
JPMorgan Chase Bank	02/12/18	PHP	156,400	USD	3,079	(55)
JPMorgan Chase Bank	02/13/18	PEI	4,279	USD	1,316	(2)
JPMorgan Chase Bank	02/13/18	USD	5,115	PEI	16,747	44
JPMorgan Chase Bank	02/15/18 - 12/19/18	USD	11,113	CZK	244,200	464
JPMorgan Chase Bank	02/16/18 - 03/16/18	RUB	832,724	USD	13,610	(742)
JPMorgan Chase Bank	02/20/18	RON	1,713	EUR	370	5
JPMorgan Chase Bank	03/16/18 - 05/29/18	USD	5,154	RUB	311,221	162
JPMorgan Chase Bank	03/21/18	RON	31,507	USD	8,001	(94)
JPMorgan Chase Bank	09/27/18	CZK	26,087	EUR	978	(52)
JPMorgan Chase Bank	12/19/18	EUR	7,585	CZK	200,890	349
Standard Bank	01/03/18	USD	22,949	EUR	19,424	376
Standard Bank	01/03/18 - 03/21/18	EUR	29,584	USD	34,916	(619)
Standard Bank	01/10/18	USD	993	BRL	3,142	(47)
Standard Bank	01/11/18	USD	1,536	TRY	6,058	58

SEI Institutional International Trust / Quarterly Report / December 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Standard Bank	09/19/18	USD	2,888	TRY	10,912	(227)
Standard Bank	01/17/18	KRW	–	USD	–	—
Standard Bank	01/25/18	EUR	5,658	PLN	24,178	157
Standard Bank	01/29/18 - 03/22/18	USD	9,090	ZAR	125,095	906
Standard Bank	01/29/18 - 03/22/18	ZAR	99,981	USD	6,990	(1,041)
Standard Bank	01/31/18	USD	6,400	CLP	4,054,058	199
Standard Bank	02/06/18	USD	2,271	IDR	30,944,300	12
Standard Bank	02/06/18	IDR	28,054,950	USD	2,056	(14)
Standard Bank	02/07/18 - 03/21/18	USD	6,536	THB	215,753	95
Standard Bank	02/14/18	USD	7,973	MXN	150,468	(343)
Standard Bank	03/08/18 - 03/21/18	USD	6,826	MYR	27,980	80
Standard Bank	03/12/18	USD	6,072	KRW	6,612,184	120
Standard Bank	03/21/18	MYR	1,760	USD	430	(5)
Standard Chartered	01/17/18	KRW	10,754,108	USD	9,913	(142)

						$1,438

A list of open OTC swap agreements held by the Fund at December 31, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	1-YEAR BRL-CDI	11.805%	Annual	01/02/2018	BRL	9,833	$–	$–	$–
Goldman Sachs	1-YEAR BRL-CDI	11.975%	Annual	01/02/2018	BRL	3,338	–	–	–
Goldman Sachs	1-DAY BRL - CETIP	12.855%	Annual	01/02/2018	BRL	35,816	–	–	–
Goldman Sachs	1.3275%	6-MONTH THB BKIBOR	Semi-Annual	09/15/2019	THB	710,000	91	–	116
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annual	10/10/2019	HUF	3,000,000	(135)	–	(156)
Goldman Sachs	2.15% KRW	3-MONTH KRW KWCDC	Quarterly	11/09/2019	KRW	35,250,000	4	–	(63)
Standard Chartered	2.14% KRW	3-MONTH KRW KWCDC	Quarterly	11/09/2019	KRW	35,250,000	1	–	(66)
JPMorgan Chase	7.76% ZAR	3-MONTH ZAR JIBAR	Quarterly	11/13/2019	ZAR	564,718	350	–	350
Goldman Sachs	1-DAY BRL BROIS (CETIP)	9.73%	Annual	01/02/2020	BRL	4,194	40	–	40
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annual	01/02/2020	BRL	3,649	76	–	76
JPMorgan Chase	1-DAY BRL BROIS	9.605%	Annual	01/02/2020	BRL	3,480	85	–	85
JPMorgan Chase	1-DAY BRL BROIS (CETIP)	9.065%	Annual	01/02/2020	BRL	5,738	138	–	138
JPMorgan Chase	0.5375%	6-MONTH CZK - PRIBOR	Semi-Annual	02/16/2020	CZK	250,000	201	–	168
Goldman Sachs	0.585%	6-MONTH CZK - PRIBOR	Semi-Annual	03/13/2020	CZK	25,000	20	–	16
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annual	04/20/2020	HUF	1,750,000	(67)	–	(97)
Goldman Sachs	1-DAY BRL-CDI	12.725%	Annual	01/04/2021	BRL	10,608	450	–	450
Goldman Sachs	9.09% BRL	1-YEAR BRL CETIP	Annual	01/04/2021	BRL	3,401	1	–	1
JPMorgan Chase	8.655%	F BRIL BROIS (CETIP)	Annual	01/04/2021	BRL	3,303	(11)	–	(11)
JPMorgan Chase	D BRL BROIS (CETIP)	9.61%	Annual	01/04/2021	BRL	4,626	21	–	21
JPMorgan Chase	1-DAY BRL BROIS (CETIP)	10.23%	Annual	01/04/2021	BRL	170	2	–	2
JPMorgan Chase	1-DAY BRL BROIS (CETIP)	10.04%	Annual	01/04/2021	BRL	3,557	30	–	30
JPMorgan Chase	1-DAY BRL BROIS (CETIP)	9.275%	Annual	01/04/2021	BRL	5,815	10	–	10
JPMorgan Chase	1-DAY BRIL BROIS (CETIP)	8.87%	Annual	01/04/2021	BRL	8,089	(13)	–	(13)
JPMorgan Chase	9.18% BRL	1-DAY BRL CETIP	Annual	01/04/2021	BRL	3,419	3	–	3
JPMorgan Chase	9.11% BRL	1-YEAR BRL CETIP	Annual	01/04/2021	BRL	3,575	1	–	1
Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(172)	–	(176)
JPMorgan Chase	1.3775%	6-MONTH HUF -BUBOR	Semi-Annual	06/17/2021	HUF	654,998	(82)	–	(101)
JPMorgan Chase	6-MONTH PZL - WIBOR	2.42%	Semi-Annual	12/12/2021	PLN	3,300	2	–	3
Citibank	6-MONTH PZL - WIBOR	2.431%	Semi-Annual	12/14/2021	PLN	11,000	9	–	10
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annual	01/10/2022	HUF	1,537,322	(169)	–	(237)
Goldman Sachs	0.8725%	6-MONTH CZK - PRIBOR	Semi-Annual	03/09/2022	CZK	25,000	34	–	28

14	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty (continued)	Fund Pays (continued)	Fund Receives (continued)	Payment Frequency (continued)	Termination Date (continued)	Currency (continued)	Notional Amount (Thousands) (continued)	Value (Thousands) (continued)	Upfront Payments (Thousands) (continued)	Net Unrealized Appreciation (Depreciation) (Thousands) (continued)

JPMorgan Chase	1-DAY CLP CLOIS	3.43%	Semi-Annual	05/10/2022	CLP	420,527	$2	$–	$2
JPMorgan Chase	0.955%	6-MONTH CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	28,773	38	–	30
JPMorgan Chase	1-DAY CLP CLOIS	3.41%	Semi-Annual	07/11/2022	CLP	900,000	2	–	2
Goldman Sachs	1-DAY COP COOIS (IBRCOL)	5.4425%	Quarterly	09/07/2022	COP	2,205,023	8	–	8
Citibank	1.165%	6-MONTH CZK - PRIBOR	Semi-Annual	09/08/2022	CZK	43,406	42	–	38
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(303)	–	(307)
JPMorgan Chase	1-DAY COP COOIS (IBRCOL)	5.30%	Quarterly	09/19/2022	COP	9,500,000	14	–	15
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Semi-Annual	09/21/2022	HUF	1,390,000	34	–	45
JPMorgan Chase	1-DAY COP COOIS (IBRCOL)	5.38%	Quarterly	09/25/2022	COP	5,391,885	14	–	14
Goldman Sachs	1-DAY COP COOIS (IBRCOL)	5.36%	Quarterly	09/26/2022	COP	5,391,885	13	–	13
Standard Chartered	3-MONTH MYR KLIBOR	3.8775%	Quarterly	10/24/2022	MYR	30,000	(20)	–	(26)
Goldman Sachs	3.45%	1-DAY CLP CLOIS	Semi-Annual	10/25/2022	CLP	1,562,364	21	–	21
Standard Chartered	7-DAY CNY CNRR007	3.985%	Quarterly	11/08/2022	CNY	23,000	(5)	–	(9)
Goldman Sachs	3-MONTH KRW KWCDC	2.16% KRW	Quarterly	11/09/2022	KRW	7,250,000	(14)	–	(21)
Standard Chartered	3-MONTH KRW KWCDC	2.14% KRW	Quarterly	11/09/2022	KRW	7,250,000	(7)	–	(15)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annual	01/02/2023	BRL	3,000	109	–	109
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Annual	01/03/2023	BRL	5,012	83	–	83
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(106)	–	(107)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(89)	–	(89)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(264)	–	(266)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(235)	–	(236)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(135)	–	(136)
JPMorgan Chase	6-MONTH HUF -BUBOR	2.458%	Semi-Annual	05/16/2027	HUF	1,000,000	295	–	353
JPMorgan Chase	1-DAY CLP CLOIS	4.06%	Semi-Annual	06/02/2027	CLP	937,139	(2)	–	(2)
Goldman Sachs	1.18%	6-MONTH CZK -PRIBOR	Semi-Annual	06/30/2027	CZK	65,000	187	–	168

							$602	$–	$315

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	3-MONTH USD - LIBOR	6.879%	Annual	05/29/2019	USD	16,204	$(59)	$–	$(59)
JPMorgan Chase	3-MONTH USD - LIBOR	12.06%	Annual	01/29/2019	USD	65,000	(217)	–	(217)

							$(276)	$–	$(276)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2017, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	41,115	$(6)	$–	$(5)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	(6)	–	(6)
7.35% MXN	28-DAY MXIBOR TIIE	Monthly	10/25/2024	MXN	22,000	(33)	–	(33)
6-MONTH PLN WIBOR	3.01%	Semi-Annual	10/26/2027	PLN	15,000	(31)	–	(32)
2.76%	6-MONTH PZL - WIBOR	Semi-Annual	07/03/2027	PLN	1,700	6	–	6
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	(13)	–	(13)
28-DAY MXN - TIIE	7.605%	Monthly	03/07/2024	MXN	53,000	(38)	–	(38)
6-MONTH PZL - WIBOR	2.505%	Semi-Annual	01/10/2022	PLN	22,509	34	–	33
8.98% BRL	1-DAY BRL CETIP	Annual	01/04/2021	BRL	13,259	(9)	–	(9)

SEI Institutional International Trust / Quarterly Report / December 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
9.15% BRL	1-DAY BRL CETIP	Annual	01/04/2021	BRL	5,523	$8	$–	$8
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	130,137	(294)	–	(294)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	(58)	–	(58)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	67,966	(35)	–	(35)

						$(475)	$–	$(476)

Percentages are based on Net Assets of $1,603,220 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2017.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $208,944 ($ Thousands), representing 13.03% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Certain securities or partial positions of certain securities are on loan at December 31, 2017. The total market value of securities on loan at December 31, 2017 was $9,055 ($ Thousands).
(E)	Securities considered illiquid. The total value of such securities as of December 31, 2017 was $930 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Security is in default on interest payment.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2017 was $10,666 ($ Thousands).

ARS — Argentine Peso

BRL — Brazilian Real

BROIS — BRL CETIP

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CLP — Chilean Peso

CNH — Chinese Offshore Spot

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JSC — Joint Stock Company

KRW — Korean Won

KWCDC — KRW Certificate Deposit Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXIBOR — Mexican Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Inti

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Global Bonds	$–	$1,504,832	$2,879	$1,507,711
Affiliated Partnership	–	9,446	–	9,446

Total Investments in Securities	$–	$1,514,278	$2,879	$1,517,157

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$742	$—	$—	$742
Unrealized Depreciation	(107)	—	—	(107)
Forwards Contracts *
Unrealized Appreciation	—	15,355	—	15,355
Unrealized Depreciation	—	(13,917)	—	(13,917)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	2,448	—	2,448
Unrealized Depreciation	—	(2,133)	—	(2,133)
Cross Currency Swaps *
Unrealized Depreciation	—	(276)	—	(276)
Centrally Cleared Swaps
Interest Rate Swaps *

16	SEI Institutional International Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Emerging Markets Debt Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	$—	$47	$—	$47
Unrealized Depreciation	—	(523)	—	(523)

Total Other Financial Instruments	$635	$1,001	$—	$1,636

^ Of the $2,879 ($ Thousands) in Level 3 securities as of December 31, 2017, $2,879 ($ Thousands) or 0.18% as a percent of net assets are not valued via third party pricing vendors and broker quotes.

If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$14,597	$10,738		$(15,890)	$—	$1	$9,446	$32

SEI Institutional International Trust / Quarterly Report / December 31, 2017	17

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2018